CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.0%
	AEROSPACE & DEFENSE - 0.6%
900	TAT Technologies Ltd.(a)	$39,627
56	TransDigm Group, Inc.	73,809
		113,436
	ASSET MANAGEMENT - 19.4%
910	Apollo Global Management, Inc.	121,276
655	Ares Management Corporation, Class A	104,728
8,425	Blue Owl Capital, Inc.	142,635
1,635	KKR & Company, Inc.	212,468
1,710	LPL Financial Holdings, Inc.	568,900
2,560	Raymond James Financial, Inc.	441,856
13,650	Robinhood Markets, Inc., Class A(a)	1,954,407
		3,546,270
	AUTOMOTIVE - 0.1%
700	XPEL, Inc.(a)	23,149

	BANKING - 0.4%
2,450	Merchants Bancorp	77,910

	BIOTECH & PHARMA - 4.2%
100	Corcept Therapeutics, Inc.(a)	8,311
6,875	TransMedics Group, Inc.(a),(b)	771,375
		779,686
	CONSUMER SERVICES - 2.9%
3,560	Stride, Inc.(a)	530,226

	ELECTRICAL EQUIPMENT - 1.5%
1,525	Badger Meter, Inc.	272,335

	ENGINEERING & CONSTRUCTION - 5.6%
850	Comfort Systems USA, Inc.	701,402
220	IES Holdings, Inc.(a)	87,483
590	Quanta Services, Inc.	244,508
		1,033,393

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.0% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 3.5%
140	Ensign Group, Inc. (The)	$24,188
1,190	Medpace Holdings, Inc.(a)	611,850
		636,038
	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
5,174	StoneX Group, Inc.(a)	522,160

	INSURANCE - 3.1%
420	Brown & Brown, Inc.	39,392
12,850	International General Insurance Holdings Ltd.	298,120
540	Kinsale Capital Group, Inc.	229,640
		567,152
	INTERNET MEDIA & SERVICES - 8.0%
215	Alphabet, Inc., Class A	52,267
900	Groupon, Inc.(a)	21,015
680	Meta Platforms, Inc., Class A	499,378
6,400	Opera Ltd. - ADR	132,096
7,840	Uber Technologies, Inc.(a)	768,085
		1,472,841
	METALS & MINING - 3.6%
950	Agnico Eagle Mines Ltd.	160,132
10,450	Kinross Gold Corporation	259,683
2,875	Newmont Corporation	242,391
		662,206
	OIL & GAS PRODUCERS - 0.2%
100	Murphy USA, Inc.	38,826

	RETAIL - DISCRETIONARY - 1.5%
15	AutoZone, Inc.(a)	64,354
1,875	O’Reilly Automotive, Inc.(a)	202,143
		266,497
	SOFTWARE - 16.5%
6,900	AvePoint, Inc.(a)	103,569
2,600	Cellebrite DI Ltd.(a)	48,178
1,115	CyberArk Software Ltd.(a)	538,712

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.0% (Continued)
	SOFTWARE - 16.5% (Continued)
5,075	Fortinet, Inc.(a)	$426,706
21,700	GigaCloud Technology, Inc., Class A(a)	616,280
80	Microsoft Corporation	41,436
660	Monday.com Ltd.(a)	127,835
11,380	Oddity Tech Ltd.(a)	708,975
280	Qualys, Inc.(a)	37,052
400	Rubrik, Inc., Class A(a)	32,900
700	Samsara, Inc., Class A(a)	26,075
650	Synopsys, Inc.(a)	320,704
		3,028,422
	SPECIALTY FINANCE - 0.6%
525	Dave, Inc.(a)	104,659

	TECHNOLOGY HARDWARE - 2.7%
2,800	Arista Networks, Inc.(a)	407,988
635	Fiserv, Inc.(a)	81,871
		489,859
	TECHNOLOGY SERVICES - 4.7%
766	Mastercard, Inc., Class A	435,708
60	MSCI, Inc.	34,045
7,500	Nayax Ltd.(a)	357,075
80	Visa, Inc., Class A	27,310
		854,138
	TELECOMMUNICATIONS - 0.6%
9,700	Allot Ltd.(a)	102,626

	WHOLESALE - DISCRETIONARY - 3.4%
4,630	Climb Global Solutions, Inc.	624,310
135	Copart, Inc.(a)	6,071
		630,381

	TOTAL COMMON STOCKS (Cost $12,290,446)	15,752,210

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.6%
	U.S. TREASURY BILLS — 12.6%
1,492,000	United States Treasury Bill(d),(f)	—	10/30/25	$1,487,144
850,000	United States Treasury Bill(d),(f)	—	08/06/26	824,151

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,310,165)			2,311,295

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 3.0%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
205,390	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $205,390)(e)			205,390

	MONEY MARKET FUNDS - 1.9%
336,101	First American Treasury Obligations Fund, Class X, 4.02% (Cost $336,101)(e)			336,101

	TOTAL SHORT-TERM INVESTMENTS (Cost $541,491)			541,491

	TOTAL INVESTMENTS - 101.6% (Cost $15,142,102)			$18,604,996
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)%			(293,170)
	NET ASSETS - 100.0%			$18,311,826

ADR	- American Depositary Receipt

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of securities on loan as of September 30, 2025 was $200,389.

(c)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $205,390 at September 30, 2025.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(f)	All or a portion of this investment is a holding of the CIBF Fund Ltd.

CATALYST INSIDER BUYING FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

TOTAL RETURN SWAP - (1.4)% +

Shares	Reference Entity	Payment Frequency	Pay Fixed Rate	Upfront Payments	Counterparty	Maturity	Notional Amount	Unrealized Depreciation
7,000	CIBC Macro Hedge Index	Monthly	0.5000%	—	CIBC	11/30/2025	(23,248,671)	$(247,481)

								$(247,481)

The CIBC Macro Hedge Index (“CIBQMCRO”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The CIBQMCRO is comprised of five rules-based index components created by CIBC. *

+	This instrument is held by CIBF Fund Ltd.

*	Additional information can be found on https://indices.cibccm.com/CIBQMCRO/

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 77.3%
	U.S. TREASURY BILLS — 77.3%
23,000,000	United States Treasury Bill(a)(d)	3.7517	01/22/26	$22,726,751
37,000,000	United States Treasury Bill(a)	3.5399	06/11/26	36,075,887
				58,802,638
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $58,708,524)			58,802,638

Shares
	SHORT-TERM INVESTMENTS — 14.7%
	MONEY MARKET FUNDS - 14.7%
11,167,728	First American Treasury Obligations Fund, Class X, 4.02% (Cost $11,167,728)(b)			11,167,728

Contracts(c)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	FUTURE OPTIONS PURCHASED - 0.1%
	PUT OPTIONS PURCHASED - 0.1%
780	S&P Emini Future, Maturing October 2025	ADM	10/01/2025	$6,000	$234,000,000	$1,950
220	S&P Emini Future, Maturing October 2025	FCS	10/01/2025	6,000	66,000,000	550
390	S&P Emini Future, Maturing October 2025	ADM	10/01/2025	6,400	124,800,000	4,875
110	S&P Emini Future, Maturing October 2025	FCS	10/01/2025	6,400	35,200,000	1,375
2,200	S&P Emini Future, Maturing October 2025	ADM	10/02/2025	5,500	605,000,000	5,500
600	S&P Emini Future, Maturing October 2025	FCS	10/02/2025	5,500	165,000,000	1,500
780	S&P Emini Future, Maturing October 2025	ADM	10/06/2025	6,075	236,925,000	23,400
220	S&P Emini Future, Maturing October 2025	FCS	10/06/2025	6,075	66,825,000	6,600
390	S&P Emini Future, Maturing October 2025	ADM	10/06/2025	6,375	124,312,500	36,075
110	S&P Emini Future, Maturing October 2025	FCS	10/06/2025	6,375	35,062,500	10,175
	TOTAL PUT OPTIONS PURCHASED (Cost - $275,750)					92,000

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $275,750)					92,000

	TOTAL INVESTMENTS - 92.1% (Cost $70,152,002)					$70,062,366
	PUT OPTIONS WRITTEN – (0.1)% (Premiums received - $267,500)					(87,500)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.0%					6,067,045
	NET ASSETS - 100.0%					$76,041,911

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1%
	PUT OPTIONS WRITTEN - 0.1%
1,560	S&P Emini Future, Maturing October 2025	ADM	10/01/2025	$5,750	$448,500,000	$3,900
440	S&P Emini Future, Maturing October 2025	FCS	10/01/2025	5,750	126,500,000	1,100
780	S&P Emini Future, Maturing October 2025	ADM	10/01/2025	6,200	241,800,000	5,850

CATALYST/WARRINGTON STRATEGIC PROGRAM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Contracts(c)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.1% (Continued)
	PUT OPTIONS WRITTEN - 0.1% (Continued)
220	S&P Emini Future, Maturing October 2025	FCS	10/01/2025	$6,200	$68,200,000	$1,650
1,560	S&P Emini Future, Maturing October 2025	ADM	10/06/2025	5,800	452,400,000	19,500
440	S&P Emini Future, Maturing October 2025	FCS	10/06/2025	5,800	127,600,000	5,500
780	S&P Emini Future, Maturing October 2025	ADM	10/06/2025	6,225	242,775,000	39,000
220	S&P Emini Future, Maturing October 2025	FCS	10/06/2025	6,225	68,475,000	11,000
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $267,500)					87,500

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $267,500)					$87,500

ADM	ADM Investor Services, Inc.

FCS	StoneX Group, Inc.

(a)	Zero coupon bond.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(c)	Each contract is equivalent to one futures contract.

(d)	All or a portion held as collateral for options.

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 25.2%
	ASSET MANAGEMENT — 4.4%
2,600,000	New Mountain Finance Corporation	7.5000	10/15/25	$2,602,600

	SPECIALTY FINANCE — 20.8%
4,203,000	PennyMac Corporation	5.5000	03/15/26	4,194,594
1,000,000	PennyMac Corporation	8.5000	06/01/29	1,033,500
7,000,000	Two Harbors Investment Corporation	6.2500	01/15/26	7,000,003
				12,228,097

	TOTAL CONVERTIBLE BONDS (Cost $14,703,548)			14,830,697

	CORPORATE BONDS — 73.7%
	AEROSPACE & DEFENSE — 4.3%
2,500,000	TransDigm, Inc.(a)	6.7500	08/15/28	2,550,840

	ASSET MANAGEMENT — 13.8%
2,800,000	Ares Capital Corporation	2.8750	06/15/28	2,674,004
2,700,000	Blue Owl Capital Corporation	2.8750	06/11/28	2,556,177
2,900,000	Main Street Capital Corporation	3.0000	07/14/26	2,864,604
				8,094,785
	AUTOMOTIVE — 4.5%
2,250,000	Ford Motor Company	9.6250	04/22/30	2,627,435

	BEVERAGES — 3.4%
2,000,000	Keurig Dr Pepper, Inc.	3.4000	11/15/25	1,997,075

	CHEMICALS — 5.1%
2,967,000	DuPont de Nemours, Inc.	4.4930	11/15/25	2,966,047

	ENGINEERING & CONSTRUCTION — 0.1%
50,000	MasTec, Inc.(a)	6.6250	08/15/29	50,214

	HEALTH CARE FACILITIES & SERVICES — 4.8%
2,800,000	HCA, Inc.	5.2500	06/15/26	2,805,769

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.7% (Continued)
	HOME CONSTRUCTION — 4.3%
2,500,000	Century Communities, Inc.	6.7500	06/01/27	$2,501,146

	INSURANCE — 6.1%
2,862,526	Ambac Assurance Corporation(a),(b)	5.1000	Perpetual	3,564,948

	INTERNET MEDIA & SERVICES — 1.2%
722,000	Expedia Group, Inc.	5.0000	02/15/26	722,059

	LEISURE PRODUCTS — 4.2%
2,500,000	Mattel, Inc.(a)	3.3750	04/01/26	2,482,513

	METALS & MINING — 0.5%
299,000	Warrior Met Coal, Inc.(a)	7.8750	12/01/28	304,732

	OIL & GAS PRODUCERS — 3.4%
2,000,000	Murphy Oil USA, Inc.	5.6250	05/01/27	2,003,862

	SEMICONDUCTORS — 7.1%
1,675,000	Amkor Technology, Inc.(a)	6.6250	09/15/27	1,679,923
2,500,000	Skyworks Solutions, Inc.	1.8000	06/01/26	2,459,174
				4,139,097
	STEEL — 2.5%
1,450,000	Steel Dynamics, Inc.	5.0000	12/15/26	1,450,437

	TELECOMMUNICATIONS — 4.2%
2,500,000	Verizon Communications, Inc.	0.8500	11/20/25	2,488,621

	TRANSPORTATION & LOGISTICS — 4.2%
2,500,000	United Airlines, Inc.(a)	4.3750	04/15/26	2,494,737

	TOTAL CORPORATE BONDS (Cost $43,395,401)			43,244,317

CATALYST INSIDER INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 12.5%
	MONEY MARKET FUNDS - 12.5%
7,337,332	First American Treasury Obligations Fund, Class X, 4.02% (Cost $7,337,332)(c)	$7,337,332

	TOTAL INVESTMENTS - 111.4% (Cost $65,436,281)	$65,412,346
	LIABILITIES IN EXCESS OF OTHER ASSETS - (11.4)%	(6,712,259)
	NET ASSETS - 100.0%	$58,700,087

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 13,127,907 or 22.4% of net assets.

(b)	Security in default. Non income producing.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	OPEN END FUNDS — 16.9%
	FIXED INCOME - 16.9%
265,046	Catalyst International Income Opportunities Fund(a)			$32,869,651

	TOTAL OPEN END FUNDS (Cost $30,000,000)			32,869,651

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.2%
	ASSET MANAGEMENT — 0.1%
225,000	New Mountain Finance Corporation	7.5000	10/15/25	225,225

	SPECIALTY FINANCE — 0.1%
225,000	Two Harbors Investment Corporation	6.2500	01/15/26	225,000

	TOTAL CONVERTIBLE BONDS (Cost $424,260)			450,225

	CORPORATE BONDS — 27.8%
	AEROSPACE & DEFENSE — 1.5%
3,000,000	Boeing Company (The)	3.1000	05/01/26	2,980,509

	AUTOMOTIVE — 1.5%
3,000,000	Ford Motor Company	4.3460	12/08/26	2,988,528

	BIOTECH & PHARMA — 3.3%
6,500,000	Gilead Sciences, Inc.	3.6500	03/01/26	6,490,027

	FOOD — 4.1%
7,960,000	Kraft Heinz Foods Company	3.0000	06/01/26	7,895,985

	HEALTH CARE FACILITIES & SERVICES — 1.6%
3,000,000	HCA, Inc.	5.2500	06/15/26	3,006,181

	LEISURE FACILITIES & SERVICES — 4.1%
8,000,000	McDonald’s Corporation Series MTN	3.7000	01/30/26	7,986,203

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 27.8% (Continued)
	LEISURE PRODUCTS — 0.5%
1,000,000	Mattel, Inc.(b)	3.3750	04/01/26	$993,005

	SEMICONDUCTORS — 6.1%
9,000,000	Intel Corporation	4.8750	02/10/26	9,019,449
3,000,000	Skyworks Solutions, Inc.	1.8000	06/01/26	2,951,009
				11,970,458
	TECHNOLOGY SERVICES — 5.1%
10,000,000	International Business Machines Corporation	3.3000	05/15/26	9,957,201

	TOTAL CORPORATE BONDS (Cost $54,117,147)			54,268,097

		Discount Rate (%)
	U.S. GOVERNMENT & AGENCIES — 46.6%
	U.S. TREASURY BILLS — 46.6%
9,000,000	United States Treasury Bill(c),(d),(f)	2.0038	10/02/25	8,998,998
20,500,000	United States Treasury Bill(d),(f)	3.6956	02/19/26	20,201,169
19,000,000	United States Treasury Bill(d),(f)	3.7056	03/19/26	18,667,528
8,050,000	United States Treasury Bill(c),(d),(f)	3.6081	04/16/26	7,890,252
24,000,000	United States Treasury Bill(c),(d),(f)	3.5371	07/09/26	23,335,023
9,300,000	United States Treasury Bill(c),(d),(f)	3.5316	08/06/26	9,017,180
3,000,000	United States Treasury Bill(c),(d),(f)	3.4648	09/03/26	2,902,407
				91,012,557
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $90,936,332)			91,012,557

Shares
	SHORT-TERM INVESTMENTS — 10.3%
	MONEY MARKET FUNDS - 10.3%
20,175,627	First American Treasury Obligations Fund, Class X, 4.02%(c),(e)			20,175,627
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,175,627)			20,175,627

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Fair Value
TOTAL INVESTMENTS - 101.8% (Cost $195,653,366)	$198,776,157
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.8)%	(3,504,393)
NET ASSETS - 100.0%	$195,271,764

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 993,005 or 0.5% of net assets.

(c)	All or a portion of this investment is a holding of the CSACS Fund Limited.

(d)	Zero coupon bond.

(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(f)	This security is segregated as Collateral for a Swap Contract.

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

TOTAL RETURN SWAPS - (1.9)%

The BNP Paribas Catalyst Systematic Alpha Non-Commodities Index (“BCKTSAXE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BCKTSAXE Index is comprised of four rules-based Index components created by BNP Paribas.*

The BNP Paribas Catalyst Systematic Alpha Commodities Index (“BCKTSACE”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the commodity markets. The BCKTSACE Index is comprised of two rules-based Index components created by BNP Paribas.*

The Barclays BEFSRPPM Index (“BEFSRPPM Strategy”) is a rules-based strategy designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, and currency markets. The BEFSRPPM Strategy is comprised of thirteen rules-based Index components created by Barclays.**

The CIBC Multi Asset Systematic Alpha Index (“CIBQMASA”) is a rules based index designed to capitalize on structural inefficiencies and behavioral biases present within the equity, fixed income, commodity and currency markets. The CIBQMASA Index is comprised of five rules-based Index components created by CIBC.***

Custom Asset Series X1 Excess Return Strategy (“RCXTCAX1”) is a rules-based index containing strategies across a mix of non-commodity asset classes which look to invest in premias including carry, volatility, trend and relative value. The index has 13 components which comprise the broader index.

Custom Asset Series X2 Excess Return Strategy (“RCXTCAX2”) is a rules-based index containing two commodities strategies (one based on carry and the other on curve RV).

The XRJPCT12 is a cross-assets rules-based index that considers short-term and long-term portfolio dynamics to optimize the weight to ensure diversification and avoid concentration risk. We add a layer of Volatility Targeting to adjust the overall portfolio exposure dynamically to maintain a target volatility of 12%. The index is comprised of seven rules-based index components created by JPMorgan. ****

Shares	Reference Entity	Payment Frequency	Notional Amount	Counterparty	Maturity	Pay Fixed Rate	Upfront Payments	Unrealized Appreciation/ (Depreciation)
30,470	BNP Paribas Catalyst Systematic Alpha Non-Commodities Index *	Maturity	(133,987,149)	BNP Paribas	1/12/2026	0.2000%	—	$361,484
30,470	BNP Paribas Catalyst Systematic Alpha Commodities Index +*	Monthly	(132,350,979)	BNP Paribas	1/12/2026	0.2000%	—	(4,052,517)
5,350	CIBC Multi Asset Systematic Alpha Index +***	Monthly	(15,185,127)	CIBC	4/30/2026	0.1000%	—	(183,023)
16,522	Barclays BEFSRPPM Index**	Maturity	(10,000,000)	Barclays	4/7/2026	0.0000%	—	(593,260)
179,083	Custom Asset Series X1 Excess Return Strategy	Monthly	(14,529,004)	Goldman Sachs	2/12/2026	1.0690%	—	213,434
179,083	Custom Asset Series X2 Excess Return Strategy +	Monthly	(3,637,176)	Goldman Sachs	2/12/2026	0.7170%	—	61,230
8,197	J.P. Morgan XRJPCT12 Index +****	Quarterly	(19,702,254)	JP Morgan	12/3/2025	0.2800%	—	412,261
								$(3,780,391)

+	This instrument is held by CSACS Fund Ltd.

*	Additional information can be found on https://marketing-indx.bnpparibas.com/casaindex/index-performance/

**	Additional information can be found on https://indices.cib.barclays/IM/12/en/indices/details.app;ticker=BXIIRPPM

***	Additional information can be found on https://indices.cibccm.com/CIBQMASA/

****	Additional information can be found on http://www.jpmorganindices.com/indices/XRJPCT12

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Custom Asset Series X1 Excess Return Strategy Total Return SwapTop 50 Holdings

The following table represents the individual positions and related values of underlying securities of the Custom Asset Series X1 Excess Return Strategy Total Return Swap.

Credit Default Swaps

Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
(3,591,828)	CDX.NA.HY.44-V1.5Y	Goldman Sachs	Pay	0.0500	6/20/2030	(3,591,828)	290,721
(4,412,977)	CDX.NA.IG.44-V1.5Y	Goldman Sachs	Pay	0.0100	6/20/2030	(4,412,977)	101,170
(8,511,534)	iTraxx Europe.43-V1.5Y	Goldman Sachs	Pay	0.0100	6/20/2030	(8,511,534)	226,410

Equity Forwards

Contracts	Name	Counterparty				Notional	Value and Unrealized Appreciation (Depreciation)
(816)	S&P 500 Index	Goldman Sachs				(5,458,176)	—
(652)	S&P 500 Index	Goldman Sachs				(4,361,750)	—
481	S&P 500 Index	Goldman Sachs				3,218,895	—

Open Long Futures

Contracts	Name				Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
42,970	Euro BTPs				12/8/2025	6,050,674	—
45,813	Euro OATs				12/8/2025	6,532,318	—
(5,838,725)	JGB				12/11/2025	(5,368,456)	—
4,664,937	JGB				12/11/2025	4,289,209	—
35,871	Ten-Year Australian Government Bonds				12/15/2025	2,694,799	—
(94,238)	Ultra 10yr US Notes				12/19/2025	(10,872,489)	—
(28,006)	US 10-year Treasury Note				12/19/2025	(3,150,709)	—

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
540	S&P 500 Index	Goldman Sachs	Put	11/21/2025	5,600	3,614,119	5,859

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(4,741,026)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		10/15/2025	50	(4,741,026)	(5,584)
(3,740,035)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		10/15/2025	58	(3,740,035)	(308)
(5,704,939)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		10/15/2025	47.5000	(5,704,939)	(2,634)
(5,704,939)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		10/15/2025	55.0000	(5,704,939)	(701)
(6,140,274)	CDX.NA.IG.44-V1.5Y	Goldman Sachs		10/15/2025	52.5000	(6,140,274)	(1,229)
(4,297,658)	iTraxx Europe.43-V1.5Y	Goldman Sachs		10/15/2025	52.5	(5,049,748)	(7,007)
(5,060,426)	iTraxx Europe.43-V1.5Y	Goldman Sachs		10/15/2025	50.0000	(5,946,000)	(3,618)
(3,374,491)	iTraxx Europe.43-V1.5Y	Goldman Sachs		10/15/2025	60	(3,965,027)	(423)
(3,755,515)	iTraxx Europe.43-V1.5Y	Goldman Sachs		10/15/2025	55	(4,412,731)	(1,102)
(4,712,851)	iTraxx Europe.43-V1.5Y	Goldman Sachs		10/15/2025	57.5	(5,537,600)	(878)
(714)	S&P 500 Index	Goldman Sachs	Call	10/03/2025	6,870	(4,775,838)	(71)
(843)	S&P 500 Index	Goldman Sachs	Call	10/03/2025	6,820	(5,636,599)	(209)
(974)	S&P 500 Index	Goldman Sachs	Call	10/03/2025	6,780	(6,511,916)	(1,349)
(987)	S&P 500 Index	Goldman Sachs	Call	10/03/2025	6,910	(6,601,407)	(89)
(1,151)	S&P 500 Index	Goldman Sachs	Call	10/03/2025	6,880	(7,701,554)	(114)
(1,355)	S&P 500 Index	Goldman Sachs	Call	10/03/2025	6,775	(9,063,201)	(2,343)
(1,487)	S&P 500 Index	Goldman Sachs	Call	10/10/2025	6,850	(9,942,729)	(3,881)
(553)	S&P 500 Index	Goldman Sachs	Call	10/10/2025	6,950	(3,698,439)	(192)
(465)	S&P 500 Index	Goldman Sachs	Call	10/17/2025	6,915	(3,110,275)	(1,676)
(404)	S&P 500 Index	Goldman Sachs	Call	10/24/2025	$6,975	(2,701,762)	(1,748)
(500)	S&P 500 Index	Goldman Sachs	Put	11/21/2025	5,900	(3,346,809)	(9,208)

Interest Rate Swaps
Contracts	Name	Counterparty	Pay/Receive	Interest Rate	Maturity Date	Notional	Fair Value
3,823,741	10yr Point On US Dollar	Goldman Sachs	Receive	0.0370	10/3/2035	3,823,741	(19,968)
3,421,996	10yr Point On US Dollar	Goldman Sachs	Receive	0.0350	10/10/2035	3,421,996	25,231
3,608,725	10yr Point On US Dollar	Goldman Sachs	Receive	0.0350	10/15/2035	3,608,725	29,634
(4,177,481)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0350	10/16/2035	(4,177,481)	(34,206)
4,365,774	10yr Point On US Dollar	Goldman Sachs	Receive	0.0350	10/17/2035	4,365,774	54,078
(9,223,230)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0350	10/22/2035	(9,223,230)	(90,965)
3,831,828	10yr Point On US Dollar	Goldman Sachs	Receive	0.0360	10/24/2035	3,831,828	8,717
(8,410,193)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0360	10/29/2035	(8,410,193)	(12,062)
(6,741,589)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0360	10/29/2035	(6,741,589)	(9,782)
(5,291,091)	10yr Point On US Dollar	Goldman Sachs	Pay	0.0370	10/31/2035	(5,291,091)	19,155
3,636,854	10yr Point On US Dollar	Goldman Sachs	Receive	0.0360	11/5/2035	3,636,854	(6,990)
4,918,689	20yr Point On US Dollar	Goldman Sachs	Receive	0.0410	10/3/2045	4,918,689	(86,766)
(4,702,686)	20yr Point On US Dollar	Goldman Sachs	Pay	0.0380	10/23/2045	(4,702,686)	(54,793)
(3,015,198)	20yr Point On US Dollar	Goldman Sachs	Pay	0.0400	10/30/2045	(3,015,198)	11,304
3,004,938	30yr Point On US Dollar	Goldman Sachs	Receive	0.0410	10/4/2055	3,004,938	(80,359)

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Custom Asset Series X2 Excess Return Strategy Total Return SwapTop 50 Holdings

Open Long Futures
Contracts	Name	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
17,854	Brent Crude Oil	01/2026	1,171,567	—
82,478	Chicago Wheat	03/2026	434,657	—
126,249	Coffee	03/2026	453,171	—
328,015	Copper HG	12/2025	1,593,004	—
307,711	Corn	12/2025	1,278,540	—
107,124	Corn	03/2026	462,774	—
106,624	Corn	05/2026	471,011	—
772	Gasoil	01/2026	513,109	—
727	Gold	12/2025	2,816,833	—
330,806	Live Cattle	04/2026	787,815	—
208,532	Natural Gas	05/2026	733,614	—
52,420	Soybean	11/2025	525,121	—
46,493	Soybean	07/2026	493,180	—
1,169,576	Soybean Oil	05/2026	590,168	—
15,749	WTI Crude Oil	01/2026	971,372	—

Open Short Futures
Contracts	Name	Expiration Date	Notional	Value and Unrealized Appreciation (Depreciation)
(301)	Aluminium	11/2025	(808,137)	—
(7,826)	Brent Crude Oil	12/2025	(516,760)	—
(19,036)	Brent Crude Oil	01/2026	(1,249,166)	—
(95,073)	Chicago Wheat	12/2025	(482,970)	—
(171,285)	Coffee	12/2025	(642,061)	—
(233,885)	Copper HG	12/2025	(1,135,862)	—
(224,188)	Corn	12/2025	(931,503)	—
(747)	Gasoil	11/2025	(513,246)	—
(335,298)	Live Cattle	12/2025	(787,196)	—
(468,056)	Natural Gas	11/2025	(1,545,990)	—
(109,221)	Soybean	11/2025	(1,094,122)	—
(2,123)	Soybean Meal	12/2025	(580,174)	—
(1,488,999)	Soybean Oil	12/2025	(736,905)	—
(2,811,863)	Sugar	03/2026	(466,769)	—
(17,287)	WTI Crude Oil	11/2025	(1,078,162)	—

Options Purchased
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
12,957	Brent Crude Oil	Goldman Sachs	Call	10/28/2025	81.00	855,544	1,814
9,394	Brent Crude Oil	Goldman Sachs	Put	10/28/2025	58.00	620,261	1,973
9,047	Brent Crude Oil	Goldman Sachs	Put	10/28/2025	59.00	597,377	2,533
8,483	Brent Crude Oil	Goldman Sachs	Call	10/28/2025	79.00	560,113	1,442
8,451	Brent Crude Oil	Goldman Sachs	Put	10/28/2025	56.00	558,022	1,183
8,258	Brent Crude Oil	Goldman Sachs	Call	10/28/2025	78.00	545,282	1,569
8,011	Brent Crude Oil	Goldman Sachs	Call	10/28/2025	78.50	528,956	1,442
7,412	Brent Crude Oil	Goldman Sachs	Put	10/28/2025	57.00	489,411	1,260
6,809	Brent Crude Oil	Goldman Sachs	Put	10/28/2025	55.50	449,587	817

Options Written
Contracts	Name	Counterparty	Call/Put	Expiration Date	Exercise Price	Notional	Fair Value
(7,314)	Brent Crude Oil	Goldman Sachs	Put	10/28/2025	65.75	(482,910)	(13,676)
(8,002)	Brent Crude Oil	Goldman Sachs	Put	10/28/2025	67.25	(528,350)	(21,604)
(111,150)	Corn	Goldman Sachs	Call	10/24/2025	4.55	(461,827)	(417)
(115,360)	Corn	Goldman Sachs	Call	10/24/2025	4.40	(479,322)	(1,009)
(158,618)	Corn	Goldman Sachs	Call	10/24/2025	4.45	(659,059)	(991)
(174,826)	Corn	Goldman Sachs	Call	10/24/2025	4.35	(726,401)	(2,185)
(174,943)	Corn	Goldman Sachs	Call	10/24/2025	4.30	(726,889)	(3,280)
(55,331)	Soybean	Goldman Sachs	Call	10/24/2025	10.80	(554,275)	(346)
(56,372)	Soybean	Goldman Sachs	Call	10/24/2025	10.60	(564,710)	(634)
(57,050)	Soybean	Goldman Sachs	Call	10/24/2025	10.70	(571,503)	(428)
(66,930)	Soybean	Goldman Sachs	Call	10/24/2025	10.50	(670,469)	(1,088)

CATALYST SYSTEMATIC ALPHA FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

J.P. Morgan XRJPCT12 Index Total Return Swap Holdings

Shares	Name	Fair Value
19.63	J.P. Morgan Locator Curve Carry Index (JMABLCCU)	4,635
9.35	J.P. Morgan FX Neo Carry Index (JMFXTNCL)	1,854
1.53	J.P. Morgan Cross Asset Trend Following Index (AIJPLT2U)	1,085
19.99	J.P.Morgan ERP Global Trend 4 Factor Multi-Factor (L/S) USD Index (Series 1)(JPQTR4W1)	2,059
3.26	J.P. Morgan Helix 3 Index (JHLXH3US)	1,159
10.76	J.P. Morgan Intraday Bespoke Index (JPOSIOB5)	1,141
5.67	J.P. Morgan U.S. Technology Momentum QES Long Short Bespoke Index (JPUSNQIM)	1,129

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 38.7%
	FIXED INCOME - 38.7%
121,939	iShares Core U.S. Aggregate Bond ETF	$12,224,384

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,971,140)	12,224,384

	SHORT-TERM INVESTMENTS — 40.6%
	MONEY MARKET FUNDS - 40.6%
12,808,216	First American Treasury Obligations Fund, Class X, 4.02%(a),(c)	12,808,216

	TOTAL SHORT-TERM INVESTMENTS (Cost $12,808,216)	12,808,216

	TOTAL INVESTMENTS - 79.3% (Cost $24,779,356)	$25,032,600
	OTHER ASSETS IN EXCESS OF LIABILITIES - 20.7%	6,524,992
	NET ASSETS - 100.0%	$31,557,592

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	3 Month Euro Euribor Future	03/16/2027	$287,377	$(234)
1	3 Month Euro Euribor Future	06/15/2027	287,201	(351)
1	3 Month Euro Euribor Future	09/14/2027	287,025	(190)
1	3 Month Euro Euribor Future	12/14/2027	286,848	(366)
10	3-Month CORRA Futures	06/17/2026	1,756,531	710
18	3-Month CORRA Futures	09/16/2026	3,161,917	5,224
14	3-Month CORRA Futures	12/16/2026	2,458,389	3,883
10	3-Month CORRA Futures	03/17/2027	1,755,004	2,605
5	3-Month CORRA Futures	06/16/2027	877,053	918
3	3-Month CORRA Futures	09/15/2027	525,989	490
2	Carbon Emissions Future(c)	12/16/2025	177,788	(2,787)
15	CBOT 10 Year US Treasury Note Future	12/22/2025	1,687,500	(8,438)
1	CBOT 2 Year US Treasury Note Future	01/01/2026	208,398	(477)
12	CBOT 5 Year US Treasury Note Future	01/02/2026	1,310,344	(5,992)
2	CBOT US Treasury Bond Futures	12/22/2025	233,188	(2,312)
1	CME British Pound Currency Future	12/16/2025	84,069	(565)
1	CME E-Mini NASDAQ 100 Index Future	12/22/2025	498,035	10,909
3	CME E-mini Russell 2000 Index Futures	12/22/2025	368,325	5,900
58	CME E-Mini Standard & Poor’s 500 Index Future	12/22/2025	19,542,375	268,612
1	CME E-Mini Standard & Poor’s MidCap 400 Index Future	12/22/2025	328,620	(2,255)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
3	CME Feeder Cattle Future(c)	11/21/2025	$539,025	$(950)
2	CME Feeder Cattle Future(c)	01/30/2026	353,050	5,975
5	CME Lean Hogs Future(c)	12/15/2025	177,450	1,550
12	CME Lean Hogs Future(c)	02/17/2026	433,440	140
7	CME Live Cattle Future(c)	01/01/2026	657,370	(17,750)
6	CME Live Cattle Future(c)	03/02/2026	569,220	(6,240)
6	CME Live Cattle Future(c)	05/01/2026	571,560	9,280
1	CME Nikkei 225 Index Future	12/12/2025	224,700	10,750
1	COMEX Copper Future(c)	12/30/2025	121,413	4,650
6	COMEX Gold 100 Troy Ounces Future(c)	12/30/2025	2,323,920	215,330
4	COMEX Silver Future(c)	12/30/2025	932,800	129,705
2	E-mini Dow Jones Industrial Average Index Futures	12/22/2025	466,890	4,930
1	Eurex DAX Index Future	12/22/2025	704,714	4,665
8	Eurex EURO STOXX 50 Future	12/22/2025	520,404	7,733
5	Euro-BTP Italian Bond Futures	12/09/2025	703,452	1,626
5	Euronext CAC 40 Index Future	10/20/2025	463,430	4,413
13	EUX Short term Euro-BTP Futures	12/09/2025	1,647,282	(1,172)
8	FTSE 100 Index Future	12/22/2025	1,012,171	8,292
2	FTSE/MIB Index Future	12/22/2025	498,873	(2,908)
1	Future on STOXX Europe 600 ESG-X	12/22/2025	23,949	(1)
14	HKG Hang Seng China Enterprises Index Future	10/31/2025	861,388	19,445
5	HKG Hang Seng Index Future	10/31/2025	864,575	23,187
1	ICE Gas Oil Future(c)	11/13/2025	68,700	550
1	ICE Gas Oil Future(c)	12/12/2025	67,350	(1,675)
4	ICE US mini MSCI EAFE Index Futures	12/22/2025	557,060	1,515
11	ICE US MSCI Emerging Markets EM Index Futures	12/22/2025	747,835	12,705
1	LME Copper Future(c)	12/16/2025	256,785	(993)
2	LME Primary Aluminum Future(c)	12/16/2025	134,045	(863)
1	LME Zinc Future(c)	12/16/2025	74,229	(547)
1	MDE Crude Palm Oil Future(c)	12/16/2025	25,854	(667)
12	Montreal Exchange 10 Year Canadian Bond Future	12/19/2025	1,056,107	1,100
37	Montreal Exchange 2 Year Canadian Bond Future	12/19/2025	2,815,186	4,411
22	Montreal Exchange 5 Year Canadian Bond Future	12/19/2025	1,823,307	2,346
3	Montreal Exchange S&P/TSX 60 Index Future	12/19/2025	764,440	18,085
1	NYBOT CSC C Coffee Future(c)	12/19/2025	140,569	11,175
1	NYMEX NY Harbor ULSD Futures(c)	11/03/2025	97,612	(937)
1	NYMEX Palladium Future(c)	12/30/2025	128,740	(2,810)
6	NYMEX Platinum Future(c)	01/29/2026	481,710	37,150
1	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	11/03/2025	80,737	(751)
12	OML Stockholm OMXS30 Index Future	10/20/2025	339,683	1,807
1	OSE Platinum Future(c)	08/27/2026	25,226	2,834
6	SAFEX FTSE/JSE Top 40 Index Future	12/19/2025	354,928	14,164
4	SFE 10 Year Australian Bond Future	12/16/2025	299,971	(1,499)
1	SFE 3 Year Australian Bond Future	12/16/2025	70,685	(271)
4	SFE 90 Day Australian Bank Accepted Bills Future	06/12/2026	2,624,569	(957)
4	SFE 90 Day Australian Bank Accepted Bills Future	09/11/2026	2,624,440	(1,338)
2	SFE 90 Day Australian Bank Accepted Bills Future	12/11/2026	1,312,156	(605)
2	SFE 90 Day Australian Bank Accepted Bills Future	03/12/2027	1,312,028	(636)

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1	SFE 90 Day Australian Bank Accepted Bills Future	06/11/2027	$655,966	$(349)
3	SFE S&P ASX Share Price Index 200 Future	12/19/2025	440,275	(617)
24	SGX Asiaclear TSI Iron Ore CFR China 62% FE Fines Future(c)	12/01/2025	248,591	516
88	SGX FTSE China A50 Futures Contract	10/31/2025	1,330,120	3,223
4	SGX FTSE Taiwan Index Futures	10/31/2025	342,120	(3,020)
4	SGX MSCI Singapore Index Future	10/31/2025	138,725	(258)
2	SGX Nikkei 225 Stock Index Future	12/12/2025	303,687	10,605
7	TEF SET50 Index Future	12/30/2025	35,216	(738)
2	Three Month SONIA Index Futures	06/16/2027	648,107	(620)
3	Three Month SONIA Index Futures	09/15/2027	971,858	(989)
2	Three Month SONIA Index Futures	12/15/2027	647,670	(687)
1	Three Month SONIA Index Futures	03/15/2028	323,734	(284)
2	Three-Month SOFR Futures	03/17/2027	484,525	(1,000)
4	Three-Month SOFR Futures	06/16/2027	969,150	(1,763)
6	Three-Month SOFR Futures	09/15/2027	1,453,500	(2,513)
7	Three-Month SOFR Futures	12/15/2027	1,695,138	(2,412)
8	Three-Month SOFR Futures	03/15/2028	1,936,400	(2,213)
7	Three-Month SOFR Futures	06/21/2028	1,693,475	(2,238)
3	TSE TOPIX (Tokyo Price Index) Future	12/12/2025	637,266	5,725
9	TurkDEX ISE 30 Futures	11/03/2025	27,048	(1,247)
	TOTAL LONG FUTURES CONTRACTS			$790,348

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
11	3 Month Euro Euribor Future	03/16/2026	$3,164,211	$2,094
3	3 Month Euro Euribor Future	06/15/2026	863,143	102
2	3 Month Euro Euribor Future	09/14/2026	575,340	15
1	CBOT Corn Future(c)	03/16/2026	21,600	525
4	CBOT Corn Future(c)	12/15/2025	83,100	(1,612)
2	CBOT Soybean Future(c)	11/17/2025	100,175	663
27	CBOT Soybean Meal Future(c)	12/15/2025	737,910	23,240
8	CBOT Wheat Future(c)	03/16/2026	210,800	4,513
11	CBOT Wheat Future(c)	12/15/2025	279,400	9,625
1	CME Canadian Dollar Currency Future	12/17/2025	72,100	(20)
1	CME Japanese Yen Currency Future	12/16/2025	85,175	(382)
1	CME New Zealand Dollar Currency Future	12/16/2025	58,145	(45)
1	Cocoa Future(c)	12/12/2025	63,614	2,551
6	Eurex 10 Year Euro BUND Future	12/09/2025	905,635	(2,211)
20	Eurex 2 Year Euro SCHATZ Future	12/09/2025	2,511,857	68
5	Eurex 30 Year Euro BUXL Future	12/09/2025	671,989	(9,897)
5	Eurex 5 Year Euro BOBL Future	12/09/2025	691,536	(812)
31	Euronext Milling Wheat Future(c)	12/11/2025	338,915	16,846
1	Euronext Rapeseed Future(c)	02/02/2026	27,295	322
1	French Government Bond Futures	12/09/2025	142,463	(281)
6	IFSC NIFTY 50 Index Futures	10/29/2025	297,138	3,152

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
17	KCBT Hard Red Winter Wheat Future(c)	12/15/2025	$423,087	$26,788
1	LME Lead Future(c)	12/16/2025	49,549	97
2	LME Nickel Future(c)	12/16/2025	182,525	(1,865)
14	Long Gilt Future	12/30/2025	1,710,389	(5,192)
5	MGE Red Wheat Future(c)	12/15/2025	140,688	4,412
21	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	390,432	(3,203)
15	NYBOT CSC Number 11 World Sugar Future(c)	05/01/2026	271,152	(1,870)
6	NYBOT CTN Number 2 Cotton Future(c)	12/09/2025	197,310	3,485
5	NYMEX Henry Hub Natural Gas Futures(c)	10/30/2025	165,150	(340)
3	NYMEX Henry Hub Natural Gas Futures(c)	11/26/2025	116,400	(1,440)
1	SAFEX White Maize Future(c)	12/23/2025	21,223	590
9	SFE 90 Day Australian Bank Accepted Bills Future	12/12/2025	5,903,259	1,608
7	SFE 90 Day Australian Bank Accepted Bills Future	03/13/2026	4,592,547	701
15	Three Month SONIA Index Futures	06/16/2026	4,854,247	1,372
3	Three Month SONIA Index Futures	09/15/2026	971,707	115
2	Three Month SONIA Index Futures	12/15/2026	648,107	(101)
1	Three Month SONIA Index Futures	03/17/2027	324,104	(50)
4	Three-Month SOFR Futures	06/16/2026	965,050	(175)
4	Three-Month SOFR Futures	09/15/2026	967,150	(62)
4	TSE Japanese 10 Year Bond Futures	12/16/2025	3,673,327	17,700
5	TTF Natural Gas Base Load Monthly Futures(c)	10/31/2025	132,754	4,567
1	WCE Canola Future(c)	01/15/2026	8,886	224
1	White Sugar Future(c)	11/17/2025	23,415	(450)
	TOTAL SHORT FUTURES CONTRACTS			$95,367
	TOTAL FUTURES CONTRACTS			$885,715

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Brazilian Real	10/02/2025	Deutsche Bank	9,282,823	$1,744,139	$44,138
Australian Dollar	10/15/2025	Deutsche Bank	800,000	529,396	(2,103)
British Pound	10/15/2025	Deutsche Bank	1,200,000	1,614,021	(9,866)
Canadian Dollar	10/15/2025	Deutsche Bank	2,357,962	1,695,953	(4,048)
Euro	10/15/2025	Deutsche Bank	1,150,000	1,351,392	(2,300)
Israeli Shekel	10/15/2025	Deutsche Bank	2,990,269	902,750	2,749
Japanese Yen	10/15/2025	Deutsche Bank	169,814,698	1,150,436	436
Mexican Peso	10/15/2025	Deutsche Bank	43,991,856	2,397,644	47,642

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy: (continued)
New Zealand Dollar	10/15/2025	Deutsche Bank	1,600,000	$928,217	$(8,526)
Singapore Dollar	10/15/2025	Deutsche Bank	256,639	199,212	(788)
South African Rand	10/15/2025	Deutsche Bank	17,568,243	1,016,192	16,192
Swiss Franc	10/15/2025	Deutsche Bank	552,971	696,041	(3,959)
Thailand Baht	10/15/2025	Deutsche Bank	14,252,338	439,781	(10,219)
Chinese Yuan Offshore	10/15/2025	Deutsche Bank	5,688,774	798,967	(1,033)
Brazilian Real	11/04/2025	Deutsche Bank	7,501,435	1,397,401	(2,607)
Australian Dollar	11/19/2025	Deutsche Bank	300,000	198,611	456
British Pound	11/19/2025	Deutsche Bank	750,000	1,008,840	124
Euro	11/19/2025	Deutsche Bank	850,000	1,000,892	327
Israeli Shekel	11/19/2025	Deutsche Bank	2,145,187	647,701	(2,299)
Mexican Peso	11/19/2025	Deutsche Bank	35,029,426	1,901,947	1,946
South African Rand	11/19/2025	Deutsche Bank	17,356,865	1,001,457	1,456
Swiss Franc	11/19/2025	Deutsche Bank	277,435	350,660	660
Thailand Baht	11/19/2025	Deutsche Bank	4,839,110	149,605	(395)
Chilean Peso	12/17/2025	Deutsche Bank	286,358,472	297,829	(2,171)
Columbian Peso	12/17/2025	Deutsche Bank	2,596,341,998	654,519	4,516
Indian Rupee	12/17/2025	Deutsche Bank	13,263,734	148,577	(1,423)
Indonesia Rupiah	12/17/2025	Deutsche Bank	822,745,979	49,171	(829)
Peruvian Sole	12/17/2025	Deutsche Bank	1,412,432	406,091	6,091
Philippine Peso	12/17/2025	Deutsche Bank	2,843,360	48,615	(1,385)
South Korean Won	12/17/2025	Deutsche Bank	137,702,348	98,443	(1,557)
Taiwanese Dollar	12/17/2025	Deutsche Bank	4,483,510	148,062	(1,938)
				$24,972,562	$69,287
To Sell:
Brazilian Real	10/02/2025	Deutsche Bank	9,282,825	$1,744,139	$(3,901)
Australian Dollar	10/15/2025	Deutsche Bank	800,000	529,396	(2,838)
British Pound	10/15/2025	Deutsche Bank	1,200,000	1,614,016	(800)
Canadian Dollar	10/15/2025	Deutsche Bank	2,353,214	1,692,536	7,464
Chinese Yuan Offshore	10/15/2025	Deutsche Bank	5,693,599	799,641	359
Euro	10/15/2025	Deutsche Bank	1,150,000	1,351,393	(1,376)
Israeli Shekel	10/15/2025	Deutsche Bank	2,984,180	900,911	(911)
Japanese Yen	10/15/2025	Deutsche Bank	170,075,381	1,152,203	(2,203)
Mexican Peso	10/15/2025	Deutsche Bank	43,240,983	2,356,722	(6,721)
New Zealand Dollar	10/15/2025	Deutsche Bank	1,600,000	928,207	8,943
Singapore Dollar	10/15/2025	Deutsche Bank	257,787	200,103	(103)
South African Rand	10/15/2025	Deutsche Bank	17,313,614	1,001,465	(1,465)
Swiss Franc	10/15/2025	Deutsche Bank	557,145	701,295	(1,295)
Thailand Baht	10/15/2025	Deutsche Bank	14,492,886	447,204	2,796
Canadian Dollar	11/19/2025	Deutsche Bank	1,943,635	1,400,225	(225)
Chinese Yuan Offshore	11/19/2025	Deutsche Bank	2,487,773	350,272	(272)
Japanese Yen	11/19/2025	Deutsche Bank	139,999,425	951,791	(1,791)
New Zealand Dollar	11/19/2025	Deutsche Bank	1,100,000	639,009	(145)
Singapore Dollar	11/19/2025	Deutsche Bank	128,520	100,023	(23)
Swiss Franc	11/19/2025	Deutsche Bank	39,629	50,088	(88)
Chilean Peso	12/17/2025	Deutsche Bank	384,674,162	400,081	(82)
Indian Rupee	12/17/2025	Deutsche Bank	97,682,454	1,094,210	5,790
Indonesia Rupiah	12/17/2025	Deutsche Bank	4,987,773,851	298,090	1,910

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell: (continued)
Peruvian Sole	12/17/2025	Deutsche Bank	174,645	$50,213	$(213)
Philippine Peso	12/17/2025	Deutsche Bank	2,915,374	49,846	154
South Korean Won	12/17/2025	Deutsche Bank	555,846,472	397,373	2,626
Taiwanese Dollar	12/17/2025	Deutsche Bank	15,098,977	498,621	1,379
				$21,699,073	$6,969

Total					$76,256

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy:	To Sell:
British Pound	Euro	10/15/2025	Deutsche Bank	1,178,755	1,350,000	1,585,447	(1,586,422)	$(975)
Czech Koruna	Euro	10/15/2025	Deutsche Bank	14,658,236	600,000	707,278	(705,075)	2,203
Euro	British Pound	10/15/2025	Deutsche Bank	1,350,000	1,177,191	1,586,415	(1,583,337)	3,078
Euro	Czech Koruna	10/15/2025	Deutsche Bank	600,000	14,593,720	705,075	(704,164)	911
Euro	Hungarian Forints	10/15/2025	Deutsche Bank	1,600,000	626,410,055	1,880,201	(1,883,830)	(3,629)
Euro	Japanese Yen	10/15/2025	Deutsche Bank	3,900,000	674,705,580	4,582,990	(4,570,901)	12,089
Euro	Norwegian Krone	10/15/2025	Deutsche Bank	1,500,000	17,604,746	1,762,687	(1,764,042)	(1,355)
Euro	Polish Zloty	10/15/2025	Deutsche Bank	1,200,000	5,125,427	1,410,149	(1,409,793)	356
Euro	Swedish Krona	10/15/2025	Deutsche Bank	1,200,000	13,267,698	1,410,149	(1,410,735)	(586)
Euro	Swiss Franc	10/15/2025	Deutsche Bank	1,000,000	932,293	1,175,124	(1,173,508)	1,616
Hungarian Forints	Euro	10/15/2025	Deutsche Bank	632,175,867	1,600,000	1,901,168	(1,880,202)	20,966
Japanese Yen	Euro	10/15/2025	Deutsche Bank	677,354,706	3,900,000	4,588,845	(4,582,989)	5,856
Norwegian Krone	Euro	10/15/2025	Deutsche Bank	17,561,143	1,500,000	1,759,674	(1,762,687)	(3,013)
Polish Zloty	Euro	10/15/2025	Deutsche Bank	5,115,901	1,200,000	1,407,171	(1,410,150)	(2,979)
Swedish Krona	Euro	10/15/2025	Deutsche Bank	13,172,883	1,200,000	1,400,654	(1,410,149)	(9,495)
Swiss Franc	Euro	10/15/2025	Deutsche Bank	933,746	1,000,000	1,175,333	(1,175,125)	208
Czech Koruna	Euro	11/19/2025	Deutsche Bank	13,395,731	550,000	646,825	(647,637)	(812)
Euro	British Pound	11/19/2025	Deutsche Bank	1,250,000	1,094,152	1,471,902	(1,471,769)	133
Euro	Japanese Yen	11/19/2025	Deutsche Bank	3,350,000	581,433,034	3,944,696	(3,952,893)	(8,197)
Euro	Swiss Franc	11/19/2025	Deutsche Bank	700,000	652,990	824,265	(825,339)	(1,074)
Hungarian Forints	Euro	11/19/2025	Deutsche Bank	491,356,534	1,250,000	1,474,414	(1,471,902)	2,512

CATALYST/ASPECT ENHANCED MULTI-ASSET FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
Foreign Currency		Settlement Date	Counterparty	Local Currency Amount Purchased Sell	Local Currency Amount Purchased Sell	U.S. Dollar Market Value Buy	U.S. Dollar Market Value Sell	Unrealized Appreciation/ (Depreciation)
To Buy: (continued)	To Sell: (continued)
Norwegian Krone	Euro	11/19/2025	Deutsche Bank	13,536,742	1,150,000	1,356,590	(1,354,150)	$2,440
Polish Zloty	Euro	11/19/2025	Deutsche Bank	3,641,476	850,000	1,001,095	(1,000,894)	201
Swedish Krona	Euro	11/19/2025	Deutsche Bank	8,852,186	800,000	943,303	(942,018)	1,285
						$40,701,450	$40,679,711	$21,739

Total								$21,739

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CAEMAF Fund Limited.

CATALYST ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.8%
	OIL & GAS PRODUCERS - 99.8%
159,281	Cheniere Energy, Inc.	$37,427,848
167,910	DT Midstream, Inc.	18,983,905
366,049	Enbridge, Inc.	18,470,833
2,156,405	Energy Transfer, L.P.	37,003,910
564,894	Enterprise Products Partners, L.P.	17,664,235
201,361	Hess Midstream, L.P., Class A	6,957,023
662,578	Kinder Morgan, Inc.	18,757,583
426,663	Kinetik Holdings, Inc.	18,235,577
362,219	MPLX, L.P.	18,092,839
4,642,512	NextDecade Corporation(a)	31,522,656
243,414	ONEOK, Inc.	17,761,920
445,057	Pembina Pipeline Corporation	18,007,006
938,873	Plains GP Holdings, L.P., Class A	17,125,044
203,969	South Bow Corporation	5,770,283
211,971	Targa Resources Corporation	35,513,621
346,288	TC Energy Corporation	18,841,530
1,875,673	Venture Global, Inc.	26,615,800
464,840	Western Midstream Partners, L.P.	18,263,564
304,251	Williams Companies, Inc. (The)	19,274,301
		400,289,478

	TOTAL COMMON STOCKS (Cost $291,026,353)	400,289,478

	TOTAL INVESTMENTS - 99.8% (Cost $291,026,353)	$400,289,478
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	603,658
	NET ASSETS - 100.0%	$400,893,136

LP	- Limited Partnership

(a)	Non-income producing security.

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6%
	AEROSPACE & DEFENSE - 1.5%
869	Boeing Company (The)(a)	$187,556
434	General Dynamics Corporation	147,994
434	Howmet Aerospace, Inc.	85,164
434	L3Harris Technologies, Inc.	132,548
869	RTX Corporation	145,410
869	Textron, Inc.	73,422
		772,094
	ASSET MANAGEMENT - 0.4%
434	Apollo Global Management, Inc.	57,839
434	Blackstone, Inc.	74,149
869	Charles Schwab Corporation (The)	82,964
		214,952
	AUTOMOTIVE - 2.0%
13,035	Ford Motor Company	155,899
1,738	General Motors Company	105,966
1,738	Tesla, Inc.(a)	772,923
		1,034,788
	BANKING - 4.3%
10,428	Bank of America Corporation	537,981
869	Citigroup, Inc.	88,204
1,738	Fifth Third Bancorp	77,428
2,607	Huntington Bancshares, Inc.	45,023
2,172	JPMorgan Chase & Company	685,113
434	M&T Bank Corporation	85,767
869	PNC Financial Services Group, Inc. (The)	174,608
1,738	Regions Financial Corporation	45,831
1,738	Truist Financial Corporation	79,461
2,172	US Bancorp	104,973
3,041	Wells Fargo & Company	254,897
		2,179,286
	BEVERAGES - 0.3%
2,607	Coca-Cola Company (The)	172,896

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	CHEMICALS - 0.7%
1,303	DuPont de Nemours, Inc.	$101,504
434	Ecolab, Inc.	118,855
434	Sherwin-Williams Company (The)	150,277
		370,636
	COMMERCIAL SUPPORT SERVICES - 0.9%
869	Cintas Corporation	178,371
869	Republic Services, Inc.	199,418
434	Waste Management, Inc.	95,840
		473,629
	CONSTRUCTION MATERIALS - 0.3%
434	Vulcan Materials Company	133,507

	CONTAINERS & PACKAGING - 0.2%
434	Packaging Corporation of America	94,582

	DATA CENTER REIT - 0.3%
869	Digital Realty Trust, Inc.	150,233

	DIVERSIFIED INDUSTRIALS - 1.7%
869	3M Company	134,851
869	Emerson Electric Company	113,995
434	General Electric Company	130,556
1,303	Honeywell International, Inc.	274,283
869	Illinois Tool Works, Inc.	226,600
		880,285
	E-COMMERCE DISCRETIONARY - 0.2%
869	eBay, Inc.	79,036

	ELECTRIC UTILITIES - 4.2%
869	Ameren Corporation	90,706
869	American Electric Power Company, Inc.	97,763
1,303	CMS Energy Corporation	95,458
869	Consolidated Edison, Inc.	87,352
2,172	Dominion Energy, Inc.	132,861

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	ELECTRIC UTILITIES - 4.2% (Continued)
1,303	Duke Energy Corporation	$161,246
869	Entergy Corporation	80,982
1,303	Eversource Energy	92,695
2,172	Exelon Corporation	97,762
1,738	FirstEnergy Corporation	79,635
5,214	NextEra Energy, Inc.	393,605
2,172	PPL Corporation	80,712
1,738	Public Service Enterprise Group, Inc.	145,053
1,738	Sempra	156,385
1,738	Southern Company (The)	164,710
869	WEC Energy Group, Inc.	99,579
1,303	Xcel Energy, Inc.	105,087
		2,161,591
	ELECTRICAL EQUIPMENT - 1.5%
434	AMETEK, Inc.	81,592
869	Amphenol Corporation, Class A	107,539
434	Hubbell, Inc.	186,754
434	Keysight Technologies, Inc.(a)	75,915
434	Rockwell Automation, Inc.	151,696
434	Trane Technologies PLC	183,131
		786,627
	ENGINEERING & CONSTRUCTION - 0.1%
434	Jacobs Solutions, Inc.	65,039

	FOOD - 0.2%
1,738	Mondelez International, Inc., Class A	108,573

	HEALTH CARE REIT - 0.8%
7,386	Healthpeak Properties, Inc.	141,442
1,738	Ventas, Inc.	121,643
869	Welltower, Inc.	154,803
		417,888
	HOME CONSTRUCTION - 0.3%
434	DR Horton, Inc.	73,550

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	HOME CONSTRUCTION - 0.3% (Continued)
434	PulteGroup, Inc.	$57,344
		130,894
	HOTEL REIT - 0.2%
6,083	Host Hotels & Resorts, Inc.	103,533

	INDUSTRIAL REIT - 0.8%
3,476	Prologis, Inc.	398,072

	INDUSTRIAL SUPPORT SERVICES - 0.2%
2,172	Fastenal Company	106,515

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
434	Bank of New York Mellon Corporation (The)	47,289
434	Intercontinental Exchange, Inc.	73,120
869	Nasdaq, Inc.	76,863
434	State Street Corporation	50,348
		247,620
	INSURANCE - 3.0%
869	Aflac, Inc.	97,067
434	Allstate Corporation (The)	93,158
869	American International Group, Inc.	68,251
434	Aon PLC, Class A	154,756
434	Arthur J. Gallagher & Company	134,427
434	Brown & Brown, Inc.	40,705
434	Cincinnati Financial Corporation	68,615
434	Marsh & McLennan Companies, Inc.	87,464
1,738	MetLife, Inc.	143,159
869	Principal Financial Group, Inc.	72,049
1,303	Progressive Corporation (The)	321,777
869	Prudential Financial, Inc.	90,150
434	Travelers Companies, Inc. (The)	121,181
434	W R Berkley Corporation	33,253
		1,526,012

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	INTERNET MEDIA & SERVICES - 2.7%
3,041	Alphabet, Inc., Class A	$739,267
869	Meta Platforms, Inc., Class A	638,176
		1,377,443
	LEISURE FACILITIES & SERVICES - 2.1%
3,041	Carnival Corporation(a)	87,915
869	Hilton Worldwide Holdings, Inc.	225,453
869	Marriott International, Inc., Class A	226,322
869	McDonald’s Corporation	264,081
434	Royal Caribbean Cruises Ltd.	140,434
869	Yum! Brands, Inc.	132,088
		1,076,293
	MACHINERY - 1.1%
434	Caterpillar, Inc.	207,082
434	Deere & Company	198,451
869	Xylem, Inc.	128,178
		533,711
	MEDICAL EQUIPMENT & DEVICES - 1.6%
3,041	Boston Scientific Corporation(a)	296,893
1,303	Edwards Lifesciences Corporation(a)	101,334
434	ResMed, Inc.	118,799
869	Stryker Corporation	321,243
		838,269
	METALS & MINING - 0.1%
869	Newmont Corporation	73,265

	MULTI ASSET CLASS REIT - 0.2%
1,303	WP Carey, Inc.	88,044

	OFFICE REIT - 0.2%
1,303	BXP, Inc.	96,865

	OIL & GAS PRODUCERS – 5.0%
434	Cheniere Energy, Inc.	101,981
2,607	Chevron Corporation	404,842

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	OIL & GAS PRODUCERS – 5.0% (Continued)
3,476	ConocoPhillips	$328,796
434	Diamondback Energy, Inc.	62,105
6,083	Exxon Mobil Corporation	685,859
4,779	Kinder Morgan, Inc.	135,293
869	Marathon Petroleum Corporation	167,491
2,172	MPLX, L.P.	108,491
2,172	Occidental Petroleum Corporation	102,627
1,303	ONEOK, Inc.	95,080
869	Phillips 66	118,201
434	Valero Energy Corporation	73,893
2,172	Williams Companies, Inc. (The)	137,596
		2,522,255
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
1,738	Baker Hughes Company	84,675

	REAL ESTATE INVESTMENT TRUSTS - 0.5%
1,303	Iron Mountain, Inc.	132,828
3,041	VICI Properties, Inc.	99,167
		231,995
	REAL ESTATE SERVICES - 0.1%
434	CBRE Group, Inc., Class A(a)	68,381

	RENEWABLE ENERGY - 0.2%
434	First Solar, Inc.(a)	95,710

	RESIDENTIAL REIT - 0.6%
434	AvalonBay Communities, Inc.	83,836
1,303	Equity Residential	84,343
434	Essex Property Trust, Inc.	116,164
		284,343
	RETAIL - DISCRETIONARY - 3.1%
1,303	Best Buy Company, Inc.	98,533
869	Genuine Parts Company	120,443
1,738	Home Depot, Inc. (The)	704,221

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	RETAIL - DISCRETIONARY - 3.1% (Continued)
1,303	Lowe’s Companies, Inc.	$327,457
869	O’Reilly Automotive, Inc.(a)	93,687
869	TJX Companies, Inc. (The)	125,605
1,738	Tractor Supply Company	98,840
		1,568,786
	RETAIL REIT - 0.5%
4,779	Kimco Realty Corporation	104,421
869	Simon Property Group, Inc.	163,084
		267,505
	SELF-STORAGE REIT - 0.3%
434	Public Storage	125,361

	SEMICONDUCTORS - 4.8%
1,738	Advanced Micro Devices, Inc.(a)	281,191
869	Analog Devices, Inc.	213,513
1,303	Applied Materials, Inc.	266,776
1,303	Broadcom, Inc.	429,873
869	Lam Research Corporation	116,359
1,303	Marvell Technology, Inc.	109,543
869	Micron Technology, Inc.	145,401
3,910	NVIDIA Corporation	729,529
869	Texas Instruments, Inc.	159,661
		2,451,846
	SOFTWARE - 4.3%
434	Autodesk, Inc.(a)	137,869
434	Cadence Design Systems, Inc.(a)	152,447
869	Fortinet, Inc.(a)	73,066
434	Intuit, Inc.	296,383
1,303	Microsoft Corporation	674,888
434	Oracle Corporation	122,058
869	Palo Alto Networks, Inc.(a)	176,946
434	ServiceNow, Inc.(a)	399,402
869	SS&C Technologies Holdings, Inc.	77,132

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	SOFTWARE - 4.3% (Continued)
434	Workday, Inc., Class A(a)	$104,477
		2,214,668
	SPECIALTY FINANCE - 0.6%
869	American Express Company	288,647
434	Synchrony Financial	30,836
		319,483
	TECHNOLOGY HARDWARE - 3.5%
2,607	Apple, Inc.	663,820
869	Arista Networks, Inc.(a)	126,622
5,214	Cisco Systems, Inc.	356,742
869	Dell Technologies, Inc., Class C	123,198
3,910	Hewlett Packard Enterprise Company	96,030
3,476	HP, Inc.	94,651
434	Motorola Solutions, Inc.	198,464
869	NetApp, Inc.	102,942
		1,762,469
	TECHNOLOGY SERVICES - 5.0%
434	Automatic Data Processing, Inc.	127,379
434	Block, Inc.(a)	31,365
434	Broadridge Financial Solutions, Inc.	103,366
434	Equifax, Inc.	111,334
434	Fiserv, Inc.(a)	55,956
434	International Business Machines Corporation	122,457
1,303	Mastercard, Inc., Class A	741,159
434	Moody’s Corporation	206,792
1,303	PayPal Holdings, Inc.(a)	87,379
434	S&P Global, Inc.	211,232
2,172	Visa, Inc., Class A	741,478
		2,539,897
	TELECOMMUNICATIONS - 1.9%
9,124	AT&T, Inc.	257,662
1,738	T-Mobile US, Inc.	416,042
6,083	Verizon Communications, Inc.	267,348
		941,052

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 65.6% (Continued)
	TRANSPORTATION & LOGISTICS - 1.2%
1,738	Delta Air Lines, Inc.	$98,632
869	Expeditors International of Washington, Inc.	106,531
434	FedEx Corporation	102,342
1,303	Union Pacific Corporation	307,989
		615,494
	TRANSPORTATION EQUIPMENT - 0.7%
434	Cummins, Inc.	183,309
869	PACCAR, Inc.	85,440
434	Westinghouse Air Brake Technologies Corporation	87,004
		355,753
	WHOLESALE - CONSUMER STAPLES - 0.5%
1,738	Archer-Daniels-Midland Company	103,829
869	Sysco Corporation	71,553
1,303	US Foods Holding Corporation(a)	99,836
		275,218

	TOTAL COMMON STOCKS (Cost $32,092,092)	33,417,069

	SHORT-TERM INVESTMENTS — 9.3%
	MONEY MARKET FUNDS - 9.3%
4,752,952	First American Treasury Obligations Fund, Class X, 4.02%(b)(d)	4,752,952

	TOTAL SHORT-TERM INVESTMENTS (Cost $4,752,952)	4,752,952

	TOTAL INVESTMENTS - 74.9% (Cost $36,845,044)	$38,170,021
	OTHER ASSETS IN EXCESS OF LIABILITIES - 25.1%	12,807,506
	NET ASSETS - 100.0%	$50,977,527

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
88	CBOT 10 Year US Treasury Note Future	12/22/2025	$9,900,000	$1,077

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
136	CBOT 5 Year US Treasury Note Future	01/02/2026	$14,850,563	$(13,471)
43	CBOT US Treasury Bond Futures	12/22/2025	5,013,531	(5,001)
49	CME Australian Dollar Currency Future	12/16/2025	3,244,780	(1,600)
128	CME British Pound Currency Future	12/16/2025	10,760,800	(56,331)
8	CME E-Mini NASDAQ 100 Index Future	12/22/2025	3,984,280	58,412
15	CME E-Mini Standard & Poor’s 500 Index Future	12/22/2025	5,054,062	53,237
105	CME Euro Foreign Exchange Currency Future	12/16/2025	15,477,000	54,675
58	CME Euro FX/Japanese Yen Cross Rate Currency Future	12/16/2025	8,485,284	43,657
4	COMEX Copper Future(d)	12/30/2025	485,650	25,825
21	COMEX Gold 100 Troy Ounces Future(d)	12/30/2025	8,133,720	970,310
4	Eurex DAX Index Future	12/22/2025	2,818,854	54,232
37	Eurex EURO STOXX 50 Future	12/22/2025	2,406,868	56,969
6	HKG Hang Seng Index Future	10/31/2025	1,037,490	15,517
11	LME Copper Future(d)	12/16/2025	2,824,643	125,905
88	LME Lead Future(d)	12/16/2025	4,360,334	(45,061)
48	LME Primary Aluminum Future(d)	12/16/2025	3,217,068	73,084
36	LME Zinc Future(d)	12/16/2025	2,672,226	129,250
6	NYBOT CSC C Coffee Future(d)	12/19/2025	843,413	96,844
46	NYMEX Light Sweet Crude Oil Future(d)	10/22/2025	2,869,020	(87,850)
12	SGX Nikkei 225 Stock Index Future	12/12/2025	1,822,123	39,526
147	Three-Month SOFR Futures	09/15/2027	35,610,750	(21,050)
	TOTAL LONG FUTURES CONTRACTS			$1,568,156

Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(c)	Value and Unrealized Appreciation (Depreciation)
199	CBOT 2 Year US Treasury Note Future	01/01/2026	$41,471,289	$(32,652)
90	CBOT Soybean Future(d)	11/17/2025	4,507,875	30,863
331	CME Canadian Dollar Currency Future	12/17/2025	23,865,100	95,477
273	CME Japanese Yen Currency Future	12/16/2025	23,252,775	(10,279)
94	Eurex 10 Year Euro BUND Future	12/09/2025	14,188,284	(20,983)
100	Eurex 2 Year Euro SCHATZ Future	12/09/2025	12,559,286	11,809
179	Eurex 5 Year Euro BOBL Future	12/09/2025	24,756,973	25,919
54	Long Gilt Future	12/30/2025	6,597,216	(24,871)
162	NYBOT CSC Number 11 World Sugar Future(d)	03/02/2026	3,011,905	(28,370)
107	NYBOT CTN Number 2 Cotton Future(d)	12/09/2025	3,518,695	80,410
54	NYMEX Henry Hub Natural Gas Futures(d)	10/30/2025	1,783,620	(25,690)
103	Three Month SONIA Index Futures	09/15/2027	33,367,124	(6,759)
16	TSE Japanese 10 Year Bond Futures	12/16/2025	14,693,303	86,842
	TOTAL SHORT FUTURES CONTRACTS			$181,716
	TOTAL FUTURES CONTRACTS			$1,749,872

CATALYST/WELTON ADVANTAGE MULTI-STRATEGY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) September 30, 2025

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(c)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(d)	All or a portion of this investment is a holding of the CWAMSF Fund Limited.

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 51.0%
	ADVERTISING & MARKETING - 0.1%
223	Trade Desk, Inc. (The), Class A(a)	$10,929

	AUTOMOTIVE - 1.8%
742	Tesla, Inc.(a)	329,982

	BEVERAGES - 0.9%
231	Coca-Cola Europacific Partners PLC(b)	20,885
676	Keurig Dr Pepper, Inc.	17,245
480	Monster Beverage Corporation(a),(b)	32,309
670	PepsiCo, Inc.	94,094
		164,533
	BIOTECH & PHARMA - 1.4%
267	Amgen, Inc.	75,348
294	AstraZeneca PLC - ADR	22,556
69	Biogen, Inc.(a)	9,666
617	Gilead Sciences, Inc.	68,487
53	Regeneron Pharmaceuticals, Inc.	29,800
124	Vertex Pharmaceuticals, Inc.(a)	48,563
		254,420
	CABLE & SATELLITE - 0.4%
70	Charter Communications, Inc., Class A(a)	19,257
1,834	Comcast Corporation, Class A	57,625
		76,882
	CHEMICALS - 0.6%
235	Linde PLC	111,625

	COMMERCIAL SUPPORT SERVICES - 0.2%
204	Cintas Corporation	41,873

	DIVERSIFIED INDUSTRIALS - 0.4%
320	Honeywell International, Inc.	67,360

	E-COMMERCE DISCRETIONARY - 3.2%
2,166	Amazon.com, Inc.(a)	475,589

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 51.0% (Continued)
	E-COMMERCE DISCRETIONARY - 3.2% (Continued)
28	MercadoLibre, Inc.(a)	$65,434
327	PDD Holdings, Inc. - ADR(a),(b)	43,220
		584,243
	ELECTRIC UTILITIES - 0.7%
267	American Electric Power Company, Inc.	30,038
156	Constellation Energy Corporation	51,334
503	Exelon Corporation	22,640
287	Xcel Energy, Inc.	23,147
		127,159
	ENTERTAINMENT CONTENT - 1.0%
151	AppLovin Corporation, Class A(a)	108,500
124	Electronic Arts, Inc.(b)	25,011
87	Take-Two Interactive Software, Inc.(a)	22,477
1,225	Warner Bros Discovery, Inc.(a)	23,924
		179,912
	FOOD - 0.3%
637	Mondelez International, Inc., Class A	39,794
628	The Kraft Heinz Company	16,353
		56,147
	INDUSTRIAL SUPPORT SERVICES - 0.2%
573	Fastenal Company	28,100

	INTERNET MEDIA & SERVICES - 7.1%
218	Airbnb, Inc., Class A(a)	26,470
1,177	Alphabet, Inc., Class A	286,129
1,104	Alphabet, Inc., Class C	268,879
16	Booking Holdings, Inc.	86,388
198	DoorDash, Inc., Class A(a),(b)	53,854
439	Meta Platforms, Inc., Class A	322,393
209	Netflix, Inc.(a)	250,574
		1,294,687
	LEISURE FACILITIES & SERVICES - 0.5%
137	Marriott International, Inc., Class A(b)	35,680

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 51.0% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5% (Continued)
552	Starbucks Corporation	$46,699
		82,379
	LEISURE PRODUCTS - 0.2%
39	Axon Enterprise, Inc.(a)	27,988

	MEDICAL EQUIPMENT & DEVICES - 0.7%
197	DexCom, Inc.(a)	13,256
233	GE HealthCare Technologies, Inc.	17,498
40	IDEXX Laboratories, Inc.(a)	25,556
179	Intuitive Surgical, Inc.(a)	80,054
		136,364
	OIL & GAS PRODUCERS - 0.1%
143	Diamondback Energy, Inc.	20,463

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
490	Baker Hughes Company	23,873

	RETAIL - CONSUMER STAPLES - 1.1%
221	Costco Wholesale Corporation	204,564

	RETAIL - DISCRETIONARY - 0.4%
57	Lululemon Athletica, Inc.(a)	10,142
425	O’Reilly Automotive, Inc.(a)	45,819
158	Ross Stores, Inc.(b)	24,078
		80,039
	SEMICONDUCTORS - 13.0%
804	Advanced Micro Devices, Inc.(a)	130,079
248	Analog Devices, Inc.	60,934
405	Applied Materials, Inc.	82,920
69	ARM Holdings PLC - ADR(a),(b)	9,763
44	ASML Holding N.V. - ADR	42,595
1,559	Broadcom, Inc.	514,329
275	GLOBALFOUNDRIES, Inc.(a),(b)	9,856
2,169	Intel Corporation(b)	72,770

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 51.0% (Continued)
	SEMICONDUCTORS - 13.0% (Continued)
67	KLA Corporation	$72,266
653	Lam Research Corporation	87,437
416	Marvell Technology, Inc.	34,973
273	Microchip Technology, Inc.	17,532
555	Micron Technology, Inc.	92,863
4,997	NVIDIA Corporation	932,339
126	NXP Semiconductors N.V.	28,694
209	ON Semiconductor Corporation(a)	10,306
550	QUALCOMM, Inc.	91,498
455	Texas Instruments, Inc.	83,597
		2,374,751
	SOFTWARE - 9.2%
217	Adobe, Inc.(a)	76,547
84	Atlassian Corporation, Class A(a),(b)	13,415
104	Autodesk, Inc.(a)	33,038
138	Cadence Design Systems, Inc.(a)	48,474
126	Crowdstrike Holdings, Inc., Class A(a)	61,788
160	Datadog, Inc., Class A(a)	22,784
387	Fortinet, Inc.(a)	32,539
139	Intuit, Inc.	94,924
1,498	Microsoft Corporation	775,889
1,116	Palantir Technologies, Inc., Class A(a)	203,581
329	Palo Alto Networks, Inc.(a)	66,991
54	Roper Technologies, Inc.	26,929
612	Shopify, Inc., Class A(a)	90,949
123	Strategy, Inc., Class A(a),(b)	39,632
93	Synopsys, Inc.(a)	45,885
108	Workday, Inc., Class A(a)	25,999
78	Zscaler, Inc.(a)	23,373
		1,682,737
	TECHNOLOGY HARDWARE - 5.0%
3,035	Apple, Inc.	772,802
1,997	Cisco Systems, Inc.	136,635
		909,437

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 51.0% (Continued)
	TECHNOLOGY SERVICES - 1.2%
204	Automatic Data Processing, Inc.	$59,875
66	CDW Corporation	10,512
245	Cognizant Technology Solutions Corporation, Class A	16,432
212	CoStar Group, Inc.(a)	17,886
183	Paychex, Inc.	23,197
487	PayPal Holdings, Inc.(a)	32,658
223	Thomson Reuters Corporation	34,639
70	Verisk Analytics, Inc.	17,606
		212,805
	TELECOMMUNICATIONS - 0.7%
553	T-Mobile US, Inc.	132,377

	TRANSPORTATION & LOGISTICS - 0.3%
939	CSX Corporation	33,344
105	Old Dominion Freight Line, Inc.	14,782
		48,126
	TRANSPORTATION EQUIPMENT - 0.1%
262	PACCAR, Inc.	25,760

	WHOLESALE - DISCRETIONARY - 0.1%
481	Copart, Inc.(a)	21,631

	TOTAL COMMON STOCKS (Cost $6,217,762)	9,311,146

	EXCHANGE-TRADED FUNDS — 34.0%
	EQUITY - 34.0%
10,336	Invesco QQQ Trust Series 1	6,205,424

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,035,414)	6,205,424

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.4%
	COLLATERAL FOR SECURITIES LOANED - 2.1%
387,741	Mount Vernon Liquid Assets Portfolio, LLC, 4.22% (Cost $387,741)(c)(f)	$387,741

	MONEY MARKET FUNDS - 4.3%
776,518	First American Treasury Obligations Fund, Class X, 4.02% (Cost $776,517)(c)	776,517

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,164,258)	1,164,258

Contracts(d)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	FUTURE OPTIONS PURCHASED - 0.5%
	CALL OPTIONS PURCHASED - 0.5%
54	S&P Emini Future, Maturing October 2025	WED	10/17/2025	$6,800	$18,360,000	100,575
	TOTAL CALL OPTIONS PURCHASED (Cost - $116,100)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $116,100)					100,575

	TOTAL INVESTMENTS - 91.9% (Cost $12,533,534)					$16,781,403
	PUT OPTIONS WRITTEN - 0.0%(e) (Premiums received - $18,525)					(8,645)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.1%					1,487,768
	NET ASSETS - 100.0%					$18,260,526

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN FUTURE OPTIONS - 0.0% (e)
	PUT OPTIONS WRITTEN - 0.0%(e)
19	S&P Emini Future, Maturing October 2025	WED	10/17/2025	$6,310	$5,994,500	$8,645
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $18,525)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $18,525)					$8,645

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Depreciation
53	CBOE Volatility Index Future	10/23/2025	$932,164	$(19,927)
19	CBOE Volatility Index Future	11/20/2025	365,735	(5,720)
48	CBOE Volatility Index Future	12/18/2025	950,400	(12,227)
18	CBOE Volatility Index Future	01/22/2026	372,393	(5,693)
	TOTAL FUTURES CONTRACTS			$(43,567)

CATALYST NASDAQ-100 HEDGED EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

ADR	- American Depositary Receipt

LLC	- Limited Liability Company

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

WED	- Wedbush Securities

(a)	Non-income producing security.

(b)	All or a portion of these securities are on loan. Total loaned securities had a value of $375,770 at September 30, 2025.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(d)	Each contract is equivalent to one futures contract.

(e)	Percentage rounds to greater than (0.1%).

(f)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $387,741 at September 30, 2025.

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 91.5%
	AEROSPACE & DEFENSE - 0.5%
4,666	Kratos Defense & Security Solutions, Inc.(a)	$426,332

	APPAREL & TEXTILE PRODUCTS - 0.9%
1,000	LVMH Moet Hennessy Louis Vuitton S.E.	611,059
1,200	LVMH Moet Hennessy Louis Vuitton SE - ADR	146,772
		757,831
	BEVERAGES - 3.6%
125,000	Arca Continental COM NPV	1,312,661
4,950,000	Thai Beverage PCL	1,784,455
		3,097,116
	BIOTECH & PHARMA - 12.2%
11,900	Johnson & Johnson	2,206,498
22,002	Novartis A.G. - ADR	2,821,536
64,000	Sanofi - ADR	3,020,801
162,000	Takeda Pharmaceutical Company Ltd. - ADR	2,371,680
		10,420,515
	CHEMICALS - 2.2%
55,000	Mosaic Company (The)	1,907,400

	CONSTRUCTION MATERIALS - 1.7%
82,010	MDU Resources Group, Inc.	1,460,598

	DIVERSIFIED INDUSTRIALS - 2.7%
2,602	Eaton Corporation PLC	973,799
6,400	Honeywell International, Inc.	1,347,200
		2,320,999
	ELECTRICAL EQUIPMENT - 0.7%
4,856	Daikin Industries Ltd.(b)	560,917

	ENGINEERING & CONSTRUCTION - 4.7%
20,502	Everus Construction Group, Inc.(a)	1,758,046
69,675	Tetra Tech, Inc.	2,325,751
		4,083,797

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 91.5% (Continued)
	ENTERTAINMENT CONTENT - 2.2%
510,000	Vivendi S.A.	$1,794,999
25,500	Vivendi S.A. - ADR	88,013
		1,883,012
	FOOD - 5.9%
384,700	GrainCorp Ltd.	2,290,638
29,500	Nestle S.A. - ADR	2,707,215
		4,997,853
	GAS & WATER UTILITIES - 3.1%
28,270	National Fuel Gas Company	2,611,300

	HOME CONSTRUCTION - 0.9%
14,000	Fortune Brands Innovations, Inc.	747,460

	HOUSEHOLD PRODUCTS - 1.8%
26,000	Unilever plc - ADR	1,541,280

	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,775	CME Group, Inc.	749,777

	INSURANCE - 1.2%
3,000	Aon PLC, Class A	1,069,740

	INTERNET MEDIA & SERVICES - 7.0%
8,124	Alphabet, Inc., Class C	1,978,600
5,428	Meta Platforms, Inc., Class A	3,986,215
		5,964,815
	LEISURE FACILITIES & SERVICES - 1.3%
164,640	Arcos Dorados Holdings, Inc., Class A	1,111,320

	MEDICAL EQUIPMENT & DEVICES - 2.9%
26,425	Medtronic PLC	2,516,717

	METALS & MINING - 3.3%
29,000	Freeport-McMoRan, Inc.	1,137,380

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 91.5% (Continued)
	METALS & MINING - 3.3% (Continued)
188,340	Grupo Mexico S.A.B. de C.V., Class B	$1,638,598
		2,775,978
	OIL & GAS PRODUCERS - 2.9%
13,327	Chevron Corporation	2,069,550
4,000	ConocoPhillips	378,360
		2,447,910
	PUBLISHING & BROADCASTING - 0.5%
256,280	Louis Hachette Group(b)	464,240

	RETAIL - CONSUMER STAPLES - 5.9%
11,000	PriceSmart, Inc.	1,333,090
423,500	Wal-Mart de Mexico SAB de CV	1,308,178
23,000	Walmart, Inc.	2,370,379
		5,011,647
	RETAIL - DISCRETIONARY - 1.0%
2,104	Home Depot, Inc. (The)	852,520

	SEMICONDUCTORS - 4.8%
7,854	Applied Materials, Inc.	1,608,029
6,598	Micron Technology, Inc.	1,103,977
5,500	Tokyo Electron Ltd.	980,482
4,000	Tokyo Electron Ltd. - ADR	358,400
		4,050,888
	SOFTWARE - 4.3%
7,110	Microsoft Corporation	3,682,625

	TECHNOLOGY HARDWARE - 3.6%
44,810	Cisco Systems, Inc.	3,065,900

	TECHNOLOGY SERVICES - 2.2%
8,688	Fidelity National Information Services, Inc.	572,887
3,900	Visa, Inc., Class A	1,331,382
		1,904,269

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	COMMON STOCKS — 91.5% (Continued)
	TELECOMMUNICATIONS - 2.9%
152,000	Orange S.A. - ADR			$2,466,960

	TOBACCO & CANNABIS - 1.6%
32,463	Imperial Brands plc - ADR			1,382,924

	WHOLESALE - CONSUMER STAPLES - 2.1%
22,003	Bunge Global S.A.			1,787,744

	TOTAL COMMON STOCKS (Cost $55,477,329)			78,122,384

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 5.4%
	COMMODITY - 4.9%
54,900	SPDR Gold MiniShares Trust(a)			4,197,105

	FIXED INCOME - 0.5%
5,000	SPDR Bloomberg 1-3 Month T-Bill ETF			458,750

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,556,320)			4,655,855

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK — 1.9%

	HOUSEHOLD PRODUCTS — 1.9%
20,600	Henkel A.G. & Company KGaA(b)	—		1,661,446

	TOTAL PREFERRED STOCK (Cost $1,686,122)			1,661,446

CATALYST/MAP GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.0%
	MONEY MARKET FUND - 1.0%
884,169	First American Treasury Obligations Fund, Class X, 4.05% (Cost $884,169)(c)	$884,169

	TOTAL INVESTMENTS - 99.8% (Cost $60,603,940)	$85,323,854
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	178,118
	NET ASSETS - 100.0%	$85,501,972

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

LTD	- Limited Company

PLC	- Public Limited Company

S/A	- Société Anonyme

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	The value of this security has been determined in good faith under policies of the Board of Trustees.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.1%
	AEROSPACE & DEFENSE - 5.8%
2,948	Howmet Aerospace, Inc.	$578,486
2,900	RTX Corporation	485,257
		1,063,743
	COMMERCIAL SUPPORT SERVICES - 4.3%
3,545	Waste Management, Inc.	782,842

	ELECTRICAL EQUIPMENT - 6.5%
7,850	Vertiv Holdings Company	1,184,251

	HEALTH CARE FACILITIES & SERVICES - 8.0%
2,144	HCA Healthcare, Inc.	913,772
714	McKesson Corporation	551,594
		1,465,366
	INTERNET MEDIA & SERVICES - 8.8%
2,811	Alphabet, Inc., Class A	683,354
1,254	Meta Platforms, Inc., Class A	920,913
		1,604,267
	LEISURE FACILITIES & SERVICES - 4.3%
2,977	Marriott International, Inc., Class A	775,330

	MACHINERY - 2.6%
613	Parker-Hannifin Corporation	464,746

	RETAIL - CONSUMER STAPLES - 2.4%
4,275	Dollar General Corporation	441,821

	RETAIL - DISCRETIONARY - 9.3%
243	AutoZone, Inc.(a)	1,042,528
1,736	Carvana Company(a)	654,889
		1,697,417
	SEMICONDUCTORS - 12.4%
1,570	Broadcom, Inc.	517,959
919	KLA Corporation	991,233

CATALYST/LYONS TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 86.1% (Continued)
	SEMICONDUCTORS - 12.4% (Continued)
4,001	NVIDIA Corporation	$746,507
		2,255,699
	SOFTWARE - 13.4%
2,522	Cadence Design Systems, Inc.(a)	885,878
1,910	Microsoft Corporation	989,285
3,000	Palantir Technologies, Inc., Class A(a)	547,260
		2,422,423
	TECHNOLOGY HARDWARE - 8.3%
4,000	Apple, Inc.	1,018,520
3,440	Arista Networks, Inc.(a)	501,242
		1,519,762

	TOTAL COMMON STOCKS (Cost $12,097,555)	15,677,667

	TOTAL INVESTMENTS - 86.1% (Cost $12,097,555)	$15,677,667
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.9%	2,539,784
	NET ASSETS - 100.0%	$18,217,451

(a)	Non-income producing security.

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.9%
	AEROSPACE & DEFENSE - 0.3%
526	Kratos Defense & Security Solutions, Inc.(a)	$48,061

	APPAREL & TEXTILE PRODUCTS - 0.4%
100	LVMH Moet Hennessy Louis Vuitton S.E.	61,106

	BEVERAGES - 1.5%
7,800	Arca Continental S.A.B. de C.V.	81,910
375,000	Thai Beverage PCL	135,186
		217,096
	BIOTECH & PHARMA - 9.3%
1,960	Johnson & Johnson	363,423
2,240	Novartis A.G. - ADR	287,258
7,528	Sanofi S.A. - ADR	355,322
23,000	Takeda Pharmaceutical Company Ltd. - ADR	336,720
		1,342,723
	CHEMICALS - 1.1%
4,790	Mosaic Company	166,117

	CONSTRUCTION MATERIALS - 0.9%
7,400	MDU Resources Group, Inc.	131,794

	DIVERSIFIED INDUSTRIALS - 1.1%
270	Eaton Corporation PLC	101,048
250	Honeywell International, Inc.	52,625
		153,673
	ENGINEERING & CONSTRUCTION - 2.7%
2,190	Everus Construction Group, Inc.(a)	187,793
5,985	Tetra Tech, Inc.	199,778
		387,571
	ENTERTAINMENT CONTENT - 1.5%
33,980	Vivendi S.E.	119,596
30,000	Vivendi S.E. - ADR	103,545
		223,141

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.9% (Continued)
	FOOD - 3.2%
24,000	GrainCorp Ltd.	$142,904
3,533	Nestle S.A. - ADR	324,223
		467,127
	GAS & WATER UTILITIES - 2.4%
3,775	National Fuel Gas Company	348,697

	HOME CONSTRUCTION - 0.2%
500	Fortune Brands Innovations, Inc.	26,695

	HOUSEHOLD PRODUCTS - 1.2%
2,900	Unilever PLC - ADR	171,912

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
360	CME Group, Inc.	97,268

	INSURANCE - 1.2%
500	Aon PLC, Class A	178,290

	INTERNET MEDIA & SERVICES - 1.8%
600	Alphabet, Inc., Class C	146,130
153	Meta Platforms, Inc., Class A	112,360
		258,490
	LEISURE FACILITIES & SERVICES - 0.8%
17,450	Arcos Dorados Holdings, Inc., Class A	117,788

	MEDICAL EQUIPMENT & DEVICES - 1.9%
2,900	Medtronic PLC	276,196

	METALS & MINING - 1.3%
2,000	Freeport-McMoRan, Inc.	78,440
12,000	Grupo Mexico S.A.B. de C.V., Class B	104,403
		182,843
	OIL & GAS PRODUCERS - 1.8%
1,300	Chevron Corporation	201,877

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 55.9% (Continued)
	OIL & GAS PRODUCERS - 1.8% (Continued)
555	ConocoPhillips	$52,497
		254,374
	PUBLISHING & BROADCASTING - 0.5%
37,700	Louis Hachette Group	68,292

	RETAIL - CONSUMER STAPLES - 2.8%
1,339	PriceSmart, Inc.	162,274
45,942	Wal-Mart de Mexico SAB de CV	141,913
1,000	Walmart, Inc.	103,060
		407,247
	RETAIL - DISCRETIONARY - 0.9%
323	Home Depot, Inc.	130,876

	SEMICONDUCTORS - 2.7%
600	Applied Materials, Inc.	122,844
680	Micron Technology, Inc.	113,778
650	Tokyo Electron Ltd.	115,875
400	Tokyo Electron Ltd. - ADR	35,840
		388,337
	SOFTWARE - 4.3%
1,190	Microsoft Corporation	616,361

	TECHNOLOGY HARDWARE - 2.5%
5,325	Cisco Systems, Inc.	364,337

	TECHNOLOGY SERVICES - 1.2%
1,000	Fidelity National Information Services, Inc.	65,940
300	Visa, Inc., Class A	102,414
		168,354
	TELECOMMUNICATIONS – 2.9%
26,340	Orange S.A. - ADR	427,498

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	COMMON STOCKS — 55.9% (Continued)
	TOBACCO & CANNABIS - 1.0%
3,340	Imperial Brands PLC - ADR			$142,284

	WHOLESALE - CONSUMER STAPLES - 1.8%
3,217	Bunge Global S.A.			261,381

	TOTAL COMMON STOCKS (Cost $5,668,857)			8,085,929

	EXCHANGE-TRADED FUNDS — 4.5%
	COMMODITY - 4.5%
8,500	SPDR Gold MiniShares Trust(a)			649,825
	TOTAL EXCHANGE-TRADED FUNDS (Cost $314,458)

		Dividend Rate(b)
	PREFERRED STOCKS — 1.9%
	HOUSEHOLD PRODUCTS — 1.9%
3,500	Henkel A.G. & Company KGaA	2.04		282,285
	TOTAL PREFERRED STOCKS (Cost $323,349)

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 36.5%
	AEROSPACE & DEFENSE — 2.1%
300,000	Spirit AeroSystems, Inc.	3.8500	06/15/26	298,180

	AUTOMOTIVE — 3.4%
300,000	Ford Motor Credit Company, LLC	5.8500	05/17/27	303,848
200,000	Honda Motor Company Ltd.	2.5340	03/10/27	195,774
				499,622

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.5% (Continued)
	CABLE & SATELLITE — 1.7%
250,000	Grupo Televisa S.A.B	4.6250	01/30/26	$248,120

	CHEMICALS — 1.4%
200,000	Methanex Corporation	5.1250	10/15/27	200,389

	HOME & OFFICE PRODUCTS — 1.4%
201,000	Steelcase, Inc.	5.1250	01/18/29	200,759

	INSTITUTIONAL FINANCIAL SERVICES — 3.0%
250,000	Nomura Holdings, Inc.	1.6530	07/14/26	245,294
200,000	Nomura Holdings, Inc.	2.3290	01/22/27	195,129
				440,423
	LEISURE FACILITIES & SERVICES — 1.5%
225,000	Six Flags Entertainment Corp / Canada’s Wonderland Company / Magnum Management Corp	5.3750	04/15/27	224,549

	LEISURE PRODUCTS — 1.6%
225,000	Brunswick Corporation	5.8500	03/18/29	233,107

	OIL & GAS SERVICES & EQUIPMENT — 1.4%
200,000	Oceaneering International, Inc.	6.0000	02/01/28	203,232

	PUBLISHING & BROADCASTING — 3.4%
466,000	Belo Corporation	7.7500	06/01/27	486,869

	REAL ESTATE INVESTMENT TRUSTS — 2.0%
275,000	Elme Communities	7.2500	02/25/28	288,661

	RETAIL - DISCRETIONARY — 1.6%
225,000	Nordstrom, Inc.	6.9500	03/15/28	233,018

	SPECIALTY FINANCE — 7.4%
200,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.4500	10/29/26	196,572
625,000	Aircastle Ltd.	4.2500	06/15/26	624,531

CATALYST/MAP GLOBAL BALANCED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 36.5% (Continued)
	SPECIALTY FINANCE — 7.4% (Continued)
250,000	Ally Financial, Inc.	5.7500	11/20/25	$250,140
				1,071,243
	STEEL — 2.9%
400,000	ArcelorMittal S.A.	6.5500	11/29/27	417,524

	TOBACCO & CANNABIS — 1.7%
250,000	BAT International Finance PLC	1.6680	03/25/26	247,015

	TOTAL CORPORATE BONDS (Cost $5,260,726)			5,292,711

Shares
	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
70,829	First American Treasury Obligations Fund, Class X, 4.02% (Cost $70,829)(c)			70,829

	TOTAL INVESTMENTS - 99.3% (Cost $11,638,219)			$14,381,579
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%			115,054
	NET ASSETS - 100.0%			$14,496,633

ADR	- American Depositary Receipt

A.G.	- Aktiengesellschaft

DAC	- Designated Activity Company

KGaA	- Kommanditgesellschaft auf Aktien

LLC	- Limited Liability Company

Ltd.	- Limited Company

PCL	- Public Company Limited

PLC	- Public Limited Company

S.A.	- Société Anonyme

S.A.B	- Sociedad Anónima Bursátil

S.A.B de C.V.	- Sociedad Anónima Bursátil de Capital Variable

S.E.	- Societas Europeae

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Euro. Pays annually.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 50.4%
	EQUITY - 50.4%
1,697,608	Dimensional Emerging Core Equity Market ETF	$53,525,580
1,534,780	Dimensional International Core Equity 2 ETF	50,325,436
2,939,529	Dimensional US Core Equity 2 ETF	113,377,634
986,101	Dimensional US High Profitability ETF	37,245,035
7,838,358	iShares Core S&P Mid-Cap ETF	511,531,243
2,208,715	iShares Core S&P Small-Cap ETF	262,461,603
776,099	iShares MSCI Australia ETF	20,954,673
675,879	iShares MSCI Brazil ETF	20,952,249
417,732	iShares MSCI Canada ETF	21,116,353
178,952	iShares MSCI France ETF	7,861,361
675,976	iShares MSCI Hong Kong ETF	14,567,283
2,276,392	iShares MSCI India ETF	118,508,968
1,509,275	iShares MSCI Intl Quality Factor ETF	66,694,862
803,643	iShares MSCI Japan ETF	64,460,205
195,858	iShares MSCI Malaysia ETF	5,076,639
314,747	iShares MSCI Mexico ETF	21,468,893
458,054	iShares MSCI Singapore ETF	12,981,250
111,939	iShares MSCI South Africa ETF	7,175,290
216,614	iShares MSCI Spain ETF	10,722,393
471,240	iShares MSCI Switzerland ETF	26,031,298
992,815	iShares MSCI Taiwan ETF	63,162,890
76,746	iShares MSCI Thailand ETF	4,519,572
99,658	iShares MSCI Turkey ETF	3,411,293
1,357,538	iShares MSCI United Kingdom ETF	56,975,870
3,752,960	iShares MSCI USA Min Vol Factor ETF	357,056,614
228,911	iShares MSCI USA Quality Factor ETF	44,523,190
1,465,713	iShares Russell 1000 ETF	535,688,787
1,507,119	iShares Russell 2000 ETF	364,662,513
685,140	iShares Russell Mid-Cap ETF	66,150,267
467,964	SPDR S&P 500 ETF Trust	311,748,258
6,211,582	Vanguard FTSE Emerging Markets ETF	336,543,513
102,070	Vanguard FTSE Europe ETF	8,145,186
398,909	Vanguard Large-Cap ETF	122,808,125
379,615	Vanguard Mid-Cap ETF	111,508,110

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 50.4% (Continued)
	EQUITY - 50.4% (Continued)
1,174,363	Vanguard Real Estate ETF			$107,360,265
229,564	Vanguard S&P 500 ETF			140,580,402
341,352	Vanguard Small-Cap ETF			86,798,987
464,642	WisdomTree India Earnings Fund			20,537,176
				4,189,219,266

	TOTAL EXCHANGE-TRADED FUNDS (Cost $2,763,087,757)			4,189,219,266

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 40.6%
	U.S. TREASURY NOTES — 40.6%
1,827,489,000	United States Treasury Note(c)(d)	2.2500	11/15/25	1,823,594,913
985,570,000	United States Treasury Note(c)(d)	1.6250	02/15/26	977,223,770
585,927,000	United States Treasury Note(d)	1.5000	08/15/26	574,661,891
				3,375,480,574
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,373,531,737)			3,375,480,574

Shares
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUNDS - 7.3%
604,052,183	First American Treasury Obligations Fund, Class X, 4.02%(a)(c)			604,052,183

	TOTAL SHORT-TERM INVESTMENTS (Cost $604,052,183)			604,052,183

	TOTAL INVESTMENTS - 98.3% (Cost $6,740,671,677)			$8,168,752,023
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%			142,923,429
	NET ASSETS - 100.0%			$8,311,675,452

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
10,655	CBOT 10 Year US Treasury Note Future	12/22/2025	$1,198,687,499	$(1,118,579)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
1,864	CBOT US Treasury Bond Futures	12/22/2025	$217,330,750	$589,031
84	CME Live Cattle Future(c)	01/01/2026	7,888,440	(13,080)
926	CME Mexican Peso Currency Future	12/16/2025	25,057,560	107,095
566	COMEX Gold 100 Troy Ounces Future(c)	12/30/2025	219,223,120	3,773,990
469	COMEX Silver Future(c)	12/30/2025	109,370,800	2,804,500
6,015	Eurex 10 Year Euro BUND Future	12/09/2025	907,899,213	678,839
3,348	Eurex 2 Year Euro SCHATZ Future	12/09/2025	420,484,903	(123,927)
1,035	Eurex 30 Year Euro BUXL Future	12/09/2025	139,101,667	354,603
4,713	Eurex 5 Year Euro BOBL Future	12/09/2025	651,841,430	84,644
37	Eurex DAX Index Future	12/22/2025	26,074,401	30,024
750	Eurex EURO STOXX 50 Future	12/22/2025	48,787,861	(57,197)
3,749	Euro-BTP Italian Bond Futures	12/09/2025	527,447,946	968,888
3,304	French Government Bond Futures	12/09/2025	470,697,816	61,155
253	FTSE 100 Index Future	12/22/2025	32,009,919	10,591
3,335	HKG Hang Seng China Enterprises Index Future	10/31/2025	205,194,902	2,369,345
2,361	HKG Hang Seng Index Future	10/31/2025	408,252,218	4,552,314
2,147	ICE Brent Crude Oil Future(c)	11/03/2025	141,766,410	(5,264,420)
414	ICE Gas Oil Future(c)	11/13/2025	28,441,800	(301,425)
222	ICE Gas Oil Future(c)	12/12/2025	14,951,700	40,725
79	ICE Gas Oil Future(c)	01/13/2026	5,251,525	14,650
2,336	KFE KOSPI 200 Index Future	12/12/2025	197,968,570	7,421,818
199	LME Copper Future(c)	12/16/2025	51,100,362	12,275
38	LME Primary Aluminum Future(c)	12/16/2025	2,546,846	6,109
2,258	Long Gilt Future	12/30/2025	275,861,368	68,319
12	MEFF Madrid IBEX 35 Index Future	10/20/2025	2,184,752	(620)
4,318	Montreal Exchange 10 Year Canadian Bond Future	12/19/2025	380,022,480	3,021,033
73	NYBOT CSC C Coffee Future(c)	12/19/2025	10,261,519	45,600
39	NYBOT CSC Cocoa Future(c)	12/16/2025	2,632,110	(202,570)
276	NYMEX Henry Hub Natural Gas Futures(c)	10/30/2025	9,116,280	354,860
747	NYMEX Light Sweet Crude Oil Future(c)	10/22/2025	46,590,390	(2,020,510)
38	NYMEX NY Harbor ULSD Futures(c)	11/03/2025	3,709,264	(100,816)
5	NYMEX Platinum Future(c)	01/29/2026	401,425	(450)
858	OSE Nikkei 225 Index Future	12/12/2025	261,056,768	6,180,880
2,683	SGX FTSE China A50 Futures Contract	10/31/2025	40,553,545	(41,890)
424	SGX FTSE Taiwan Index Futures	10/31/2025	36,264,720	89,910
332	SGX Nikkei 225 Stock Index Future	12/12/2025	50,412,062	991,601
25	Three-Month SOFR Futures	06/16/2027	6,057,188	1,563
884	Three-Month SOFR Futures	09/15/2027	214,149,000	22,862
983	Three-Month SOFR Futures	12/15/2027	238,045,738	248,088
435	Three-Month SOFR Futures	03/15/2028	105,291,750	48,987
118	TSE Japanese 10 Year Bond Futures	12/16/2025	108,363,113	(177,258)
549	TSE TOPIX (Tokyo Price Index) Future	12/12/2025	116,619,710	(67,880)
647	Ultra U.S. Treasury Bond Futures	12/22/2025	77,680,438	426,094
	TOTAL LONG FUTURES CONTRACTS			$25,889,771

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
125	3 Month Euro Euribor Future	03/16/2027	$35,922,091	$5,454
1,594	3 Month Euro Euribor Future	06/15/2026	458,616,518	364,170
281	3 Month Euro Euribor Future	06/15/2027	80,703,378	24,724
647	3 Month Euro Euribor Future	09/14/2026	186,122,637	89,026
250	3 Month Euro Euribor Future	09/14/2027	71,756,134	24,923
257	3 Month Euro Euribor Future	12/15/2026	73,901,077	17,078
224	3 Month Euro Euribor Future	12/14/2027	64,254,050	16,638
485	BMF Ibovespa Index Future	10/16/2025	13,409,011	21,734
214	Carbon Emissions Future(c)	12/16/2025	19,023,339	49,048
9,567	CBOT 2 Year US Treasury Note Future	01/01/2026	1,993,747,857	(1,373,860)
9,036	CBOT 5 Year US Treasury Note Future	01/02/2026	986,688,848	536,177
2,557	CBOT Corn Future(c)	12/15/2025	53,121,675	371,438
3,821	CBOT Soybean Future(c)	11/17/2025	191,384,338	7,457,287
482	CBOT Soybean Meal Future(c)	12/15/2025	13,173,060	612,990
1,785	CBOT Soybean Oil Future(c)	12/15/2025	53,003,790	1,869,930
246	CBOT Wheat Future(c)	12/15/2025	6,248,400	223,587
1,952	CME Australian Dollar Currency Future	12/16/2025	129,261,440	328,439
497	CME British Pound Currency Future	12/16/2025	41,782,169	(163,119)
1,614	CME Canadian Dollar Currency Future	12/17/2025	116,369,400	1,287,765
279	CME E-Mini NASDAQ 100 Index Future	12/22/2025	138,951,765	(298,170)
2,271	CME E-mini Russell 2000 Index Futures	12/22/2025	278,822,025	795,255
688	CME E-Mini Standard & Poor’s 500 Index Future	12/22/2025	231,813,000	(557,825)
255	CME E-Mini Standard & Poor’s MidCap 400 Index Future	12/22/2025	83,798,100	1,040,850
618	CME Euro Foreign Exchange Currency Future	12/16/2025	91,093,200	(286,419)
1,553	CME Japanese Yen Currency Future	12/16/2025	132,276,774	489,828
470	CME Lean Hogs Future(c)	12/15/2025	16,680,300	41,410
363	CME New Zealand Dollar Currency Future	12/16/2025	21,106,635	566,455
559	CME Swiss Franc Currency Future	12/16/2025	88,552,588	107,850
408	COMEX Copper Future(c)	12/30/2025	49,536,300	(1,467,837)
1,143	E-mini Dow Jones Industrial Average Index Futures	12/22/2025	266,827,635	(761,965)
1,004	Euronext CAC 40 Index Future	10/20/2025	93,056,821	(561,740)
57	FTSE/MIB Index Future	12/22/2025	14,217,880	(122,822)
297	ICE Brent Crude Oil Future(c)	12/01/2025	19,489,140	34,000
75	ICE Brent Crude Oil Future(c)	12/31/2025	4,899,000	5,730
49	ICE Brent Crude Oil Future(c)	02/02/2026	3,191,860	3,620
73	ICE Brent Crude Oil Future(c)	03/02/2026	4,749,380	(1,260)
23	ICE Brent Crude Oil Future(c)	04/01/2026	1,495,460	660
717	ICE US mini MSCI EAFE Index Futures	12/22/2025	99,853,005	227,595
847	ICE US MSCI Emerging Markets EM Index Futures	12/22/2025	57,583,295	(143,310)
1,295	IFSC NIFTY 50 Index Futures	10/29/2025	64,132,285	656,914
152	KCBT Hard Red Winter Wheat Future(c)	12/15/2025	3,782,900	86,113
12	LME Lead Future(c)	12/16/2025	594,591	1,014
43	LME Nickel Future(c)	12/16/2025	3,924,291	(7,750)
46	LME Zinc Future(c)	12/16/2025	3,414,511	(40,492)
210	Montreal Exchange S&P/TSX 60 Index Future	12/19/2025	53,510,798	(191,590)
61	NYBOT CSC Number 11 World Sugar Future(c)	03/02/2026	1,134,112	(22,120)
590	NYBOT CTN Number 2 Cotton Future(c)	12/09/2025	19,402,150	277,020

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

OPEN FUTURES CONTRACTS (Continued)
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(b)	Value and Unrealized Appreciation (Depreciation)
183	NYMEX Henry Hub Natural Gas Futures(c)	02/26/2026	$6,630,090	$(49,910)
160	NYMEX Henry Hub Natural Gas Futures(c)	11/26/2025	6,208,000	(117,890)
390	NYMEX Henry Hub Natural Gas Futures(c)	12/30/2025	16,290,300	76,010
281	NYMEX Henry Hub Natural Gas Futures(c)	01/29/2026	11,180,990	(120,630)
90	NYMEX Light Sweet Crude Oil Future(c)	12/22/2025	5,551,200	20,650
6	NYMEX Light Sweet Crude Oil Future(c)	01/21/2026	368,880	1,050
7	NYMEX Light Sweet Crude Oil Future(c)	02/23/2026	429,520	320
8	NYMEX Light Sweet Crude Oil Future(c)	03/23/2026	490,320	460
389	NYMEX Light Sweet Crude Oil Future(c)	11/21/2025	24,102,440	163,460
65	NYMEX NY Harbor ULSD Futures(c)	01/01/2026	6,233,136	12,293
23	NYMEX NY Harbor ULSD Futures(c)	02/02/2026	2,192,240	1,802
170	NYMEX NY Harbor ULSD Futures(c)	12/01/2025	16,424,142	32,806
507	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	12/01/2025	39,919,862	149,646
676	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	11/03/2025	54,577,943	160,884
181	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	01/01/2026	14,072,822	62,694
86	NYMEX Reformulated Gasoline Blendstock for Oxygen Future(c)	02/02/2026	6,700,260	29,858
370	SAFEX FTSE/JSE Top 40 Index Future	12/19/2025	21,887,233	(574,343)
2,658	SFE 10 Year Australian Bond Future	12/16/2025	199,330,920	(170,731)
3,015	SFE 3 Year Australian Bond Future	12/16/2025	213,115,938	50,708
107	SFE S&P ASX Share Price Index 200 Future	12/19/2025	15,703,126	44,041
2,985	TEF SET50 Index Future	12/30/2025	15,017,039	55,031
22	Three Month SONIA Index Futures	09/15/2027	7,126,959	(1,480)
82	Three Month SONIA Index Futures	06/16/2027	26,572,389	(4,375)
926	Three Month SONIA Index Futures	09/15/2026	299,933,461	227,459
455	Three Month SONIA Index Futures	12/15/2026	147,444,355	111,200
117	Three Month SONIA Index Futures	12/15/2027	37,888,693	(1,655)
101	Three Month SONIA Index Futures	03/17/2027	32,734,500	(5,096)
102	Three Month SONIA Index Futures	03/15/2028	33,020,880	(6,322)
1,488	Three-Month SOFR Futures	12/16/2026	360,282,000	(234,062)
626	Three-Month SOFR Futures	03/17/2027	151,656,325	(74,475)
2,807	Three-Month SOFR Futures	09/15/2026	678,697,514	(453,014)
425	TTF Natural Gas Base Load Monthly Futures(c)	10/31/2025	11,284,064	83,761
	TOTAL SHORT FUTURES CONTRACTS			$11,104,593
	TOTAL FUTURES CONTRACTS			$36,994,364

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025 (Unaudited)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy:
Australian Dollar	10/01/2025	Bank Of America Merrill Lynch	148,020,000	$97,929,211	$733,495
British Pound	10/01/2025	Deutsche Bank	16,320,000	21,948,757	36,782
Canadian Dollar	10/01/2025	Deutsche Bank	156,950,000	112,796,002	45,972
Euro	10/01/2025	Deutsche Bank	33,120,000	38,882,366	65,258
Japanese Yen	10/01/2025	Deutsche Bank	18,187,999,999	123,003,264	624,696
Mexican Peso	10/01/2025	Deutsche Bank	326,470,000	17,823,528	21,031
New Zealand Dollar	10/01/2025	Bank Of America Merrill Lynch	56,370,000	32,682,051	64,906
Norwegian Krone	10/01/2025	Bank Of America Merrill Lynch	273,010,000	27,354,094	(18,074)
Polish Zloty	10/01/2025	Bank Of America Merrill Lynch	90,890,000	25,005,501	45,441
Singapore Dollar	10/01/2025	Bank Of America Merrill Lynch	34,580,000	26,808,486	5,862
South African Rand	10/01/2025	Bank Of America Merrill Lynch	218,630,000	12,660,039	2,668
Swedish Krona	10/01/2025	Bank Of America Merrill Lynch	233,290,000	24,779,440	3,106
Swiss Franc	10/01/2025	Bank Of America Merrill Lynch	73,500,000	92,337,843	137,838
Australian Dollar	10/02/2025	Bank Of America Merrill Lynch	72,380,000	47,886,204	147,031
British Pound	10/02/2025	Deutsche Bank	66,610,000	89,583,747	58,000
Euro	10/02/2025	Deutsche Bank	20,790,000	24,407,139	(153)
Japanese Yen	10/02/2025	Deutsche Bank	36,139,000,000	244,403,718	674,838
Mexican Peso	10/02/2025	Deutsche Bank	708,940,000	38,704,357	32,210
New Zealand Dollar	10/02/2025	Bank Of America Merrill Lynch	130,170,000	75,469,619	43,367
Norwegian Krone	10/02/2025	Bank Of America Merrill Lynch	44,260,000	4,434,608	1,817
Polish Zloty	10/02/2025	Bank Of America Merrill Lynch	102,880,000	28,304,173	17,946
Singapore Dollar	10/02/2025	Bank Of America Merrill Lynch	87,080,000	67,509,631	23,362
South African Rand	10/02/2025	Bank Of America Merrill Lynch	437,520,000	25,335,135	7,410
Swedish Krona	10/02/2025	Bank Of America Merrill Lynch	267,440,000	28,406,761	8,807
Swiss Franc	10/02/2025	Bank Of America Merrill Lynch	73,420,000	92,237,340	(149,724)
Israeli Shekel	10/03/2025	Bank Of America Merrill Lynch	45,120,000	13,621,544	(27,943)
Chinese Yuan Offshore	10/09/2025	Bank Of America Merrill Lynch	654,500,000	91,866,609	(1,109)
Chinese Yuan Offshore	10/10/2025	Bank Of America Merrill Lynch	1,292,210,000	181,390,139	118,719
Australian Dollar	10/15/2025	Bank Of America Merrill Lynch	495,120,000	327,633,939	831,770
Brazilian Real	10/15/2025	Bank Of America Merrill Lynch	4,710,429,999	882,200,559	21,437,887
British Pound	10/15/2025	Deutsche Bank	727,640,000	978,677,374	(3,840,760)
Canadian Dollar	10/15/2025	Deutsche Bank	366,480,000	263,560,994	(32,042)
Chilean Peso	10/15/2025	Bank Of America Merrill Lynch	40,215,999,999	41,832,200	194,468
Euro	10/15/2025	Deutsche Bank	1,378,390,000	1,619,571,939	1,849,769
Indian Rupee	10/15/2025	Bank Of America Merrill Lynch	7,424,060,000	83,502,828	(646,959)
Israeli Shekel	10/15/2025	Bank Of America Merrill Lynch	281,560,000	85,001,810	795,882
Japanese Yen	10/15/2025	Deutsche Bank	135,110,999,991	915,118,287	(1,729,037)
Mexican Peso	10/15/2025	Deutsche Bank	13,405,619,999	730,798,821	10,858,191
New Zealand Dollar	10/15/2025	Bank Of America Merrill Lynch	836,070,000	484,995,034	(7,715,185)
Norwegian Krone	10/15/2025	Bank Of America Merrill Lynch	3,592,100,000	359,933,868	(3,040,912)
Polish Zloty	10/15/2025	Bank Of America Merrill Lynch	803,940,000	221,136,829	117,747
Singapore Dollar	10/15/2025	Bank Of America Merrill Lynch	444,230,000	344,770,560	(2,991,642)
South African Rand	10/15/2025	Bank Of America Merrill Lynch	3,711,430,000	214,710,211	2,194,874
South Korean Won	10/15/2025	Bank Of America Merrill Lynch	220,700,999,999	157,298,457	(1,874,845)

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025 (Unaudited) (Continued)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Buy: (continued)
Swedish Krona	10/15/2025	Bank Of America Merrill Lynch	2,718,800,000	$289,045,626	$(1,566,728)
Swiss Franc	10/15/2025	Bank Of America Merrill Lynch	492,810,000	620,155,908	(2,178,915)
Chinese Yuan Offshore	10/15/2025	Bank Of America Merrill Lynch	7,506,799,997	1,054,139,619	(3,703,634)
British Pound	11/19/2025	Deutsche Bank	146,780,000	197,437,058	(83,263)
Chilean Peso	11/19/2025	Bank Of America Merrill Lynch	2,978,000,000	3,097,742	3,183
Euro	11/19/2025	Deutsche Bank	57,800,000	68,053,460	24,409
Norwegian Krone	11/19/2025	Bank Of America Merrill Lynch	31,130,000	3,119,691	(562)
Singapore Dollar	11/19/2025	Bank Of America Merrill Lynch	117,190,000	91,192,572	(40,081)
South African Rand	11/19/2025	Bank Of America Merrill Lynch	1,753,150,000	101,167,419	(146,788)
South Korean Won	11/19/2025	Bank Of America Merrill Lynch	28,967,000,000	20,675,543	(23,580)
Swedish Krona	11/19/2025	Bank Of America Merrill Lynch	484,590,000	51,632,774	(320,677)
Chinese Yuan Offshore	11/19/2025	Bank Of America Merrill Lynch	1,761,899,999	248,036,559	75,566
				$12,166,068,987	$11,171,695
To Sell:
Australian Dollar	10/01/2025	Bank Of America Merrill Lynch	148,020,000	$97,929,209	$(604,579)
British Pound	10/01/2025	Deutsche Bank	16,320,000	21,948,761	(23,816)
Canadian Dollar	10/01/2025	Deutsche Bank	156,950,000	112,796,004	(18,108)
Euro	10/01/2025	Deutsche Bank	33,120,000	38,882,368	(34,748)
Japanese Yen	10/01/2025	Deutsche Bank	18,187,999,999	123,003,260	(594,387)
Mexican Peso	10/01/2025	Deutsche Bank	326,470,000	17,823,528	(15,973)
New Zealand Dollar	10/01/2025	Bank Of America Merrill Lynch	56,370,000	32,682,050	(68,592)
Norwegian Krone	10/01/2025	Bank Of America Merrill Lynch	273,010,000	27,354,093	47,110
Polish Zloty	10/01/2025	Bank Of America Merrill Lynch	90,890,000	25,005,502	(43,951)
Singapore Dollar	10/01/2025	Bank Of America Merrill Lynch	34,580,000	26,808,488	(1,262)
South African Rand	10/01/2025	Bank Of America Merrill Lynch	218,630,000	12,660,038	(2,669)
Swedish Krona	10/01/2025	Bank Of America Merrill Lynch	233,290,000	24,779,440	34,952
Swiss Franc	10/01/2025	Bank Of America Merrill Lynch	73,500,000	92,337,842	(140,682)
Australian Dollar	10/02/2025	Bank Of America Merrill Lynch	72,380,000	47,886,206	29,367
British Pound	10/02/2025	Deutsche Bank	66,610,000	89,583,752	72,497
Euro	10/02/2025	Deutsche Bank	20,790,000	24,407,138	37,230
Japanese Yen	10/02/2025	Deutsche Bank	36,138,999,999	244,403,716	224,999
Mexican Peso	10/02/2025	Deutsche Bank	708,940,000	38,704,359	(13,456)
New Zealand Dollar	10/02/2025	Bank Of America Merrill Lynch	130,170,000	75,469,620	(10,071)
Norwegian Krone	10/02/2025	Bank Of America Merrill Lynch	44,260,000	4,434,608	5,271
Polish Zloty	10/02/2025	Bank Of America Merrill Lynch	102,880,000	28,304,171	59,305
Singapore Dollar	10/02/2025	Bank Of America Merrill Lynch	87,080,000	67,509,633	38,228
South African Rand	10/02/2025	Bank Of America Merrill Lynch	437,520,000	25,335,132	25,979
Swedish Krona	10/02/2025	Bank Of America Merrill Lynch	267,440,000	28,406,760	5,559
Swiss Franc	10/02/2025	Bank Of America Merrill Lynch	73,420,000	92,237,343	(86,764)
Israeli Shekel	10/03/2025	Bank Of America Merrill Lynch	45,120,000	13,621,539	21,609
Chinese Yuan Offshore	10/09/2025	Bank Of America Merrill Lynch	654,500,000	91,866,610	(29,071)
Chinese Yuan Offshore	10/10/2025	Bank Of America Merrill Lynch	1,292,210,000	181,390,142	(83,826)
Australian Dollar	10/15/2025	Bank Of America Merrill Lynch	1,454,730,000	962,633,139	(4,957,217)
Brazilian Real	10/15/2025	Bank Of America Merrill Lynch	2,183,790,000	408,994,675	(5,161,608)
British Pound	10/15/2025	Deutsche Bank	727,640,000	978,677,372	5,889,949
Canadian Dollar	10/15/2025	Deutsche Bank	1,728,700,000	1,243,227,159	11,812,904
Chilean Peso	10/15/2025	Bank Of America Merrill Lynch	40,216,000,000	41,832,202	(280,497)
Chinese Yuan Offshore	10/15/2025	Bank Of America Merrill Lynch	7,506,800,000	1,054,139,619	1,535,025

CATALYST/MILLBURN HEDGE STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025 (Unaudited) (Continued)

OPEN FORWARD FOREIGN CURRENCY CONTRACTS (Continued)
					Unrealized
Foreign Currency	Settlement Date	Counterparty	Local Currency	U.S. Dollar Value	Appreciation/ (Depreciation)
To Sell: (continued)
Euro	10/15/2025	Deutsche Bank	1,378,390,000	$1,619,571,936	$2,113,538
Indian Rupee	10/15/2025	Bank Of America Merrill Lynch	11,781,820,000	132,517,159	710,651
Israeli Shekel	10/15/2025	Bank Of America Merrill Lynch	181,850,000	54,899,772	(204,071)
Japanese Yen	10/15/2025	Deutsche Bank	224,929,999,989	1,523,470,009	905,818
Mexican Peso	10/15/2025	Deutsche Bank	7,233,550,000	394,332,363	(4,993,913)
New Zealand Dollar	10/15/2025	Bank Of America Merrill Lynch	1,718,070,000	996,633,561	10,963,070
Norwegian Krone	10/15/2025	Bank Of America Merrill Lynch	3,592,100,000	359,933,869	(73,200)
Polish Zloty	10/15/2025	Bank Of America Merrill Lynch	456,560,000	125,584,286	134,133
Singapore Dollar	10/15/2025	Bank Of America Merrill Lynch	444,230,000	344,770,560	1,405,402
South African Rand	10/15/2025	Bank Of America Merrill Lynch	3,711,430,000	214,710,212	(3,124,470)
South Korean Won	10/15/2025	Bank Of America Merrill Lynch	220,700,999,999	157,298,448	1,552,867
Swedish Krona	10/15/2025	Bank Of America Merrill Lynch	2,718,800,000	289,045,626	1,753,981
Swiss Franc	10/15/2025	Bank Of America Merrill Lynch	492,810,000	620,155,906	(283,990)
Chilean Peso	11/19/2025	Bank Of America Merrill Lynch	3,011,000,000	3,132,069	7,847
Chinese Yuan Offshore	11/19/2025	Bank Of America Merrill Lynch	7,233,209,999	1,018,276,018	(1,472,562)
Norwegian Krone	11/19/2025	Bank Of America Merrill Lynch	317,270,000	31,795,198	16,718
Singapore Dollar	11/19/2025	Bank Of America Merrill Lynch	252,640,000	196,594,345	(454,824)
South African Rand	11/19/2025	Bank Of America Merrill Lynch	688,490,000	39,730,061	(212,002)
South Korean Won	11/19/2025	Bank Of America Merrill Lynch	47,974,000,000	34,242,020	(79,441)
Swedish Krona	11/19/2025	Bank Of America Merrill Lynch	1,603,450,000	170,846,638	(390,596)
Swiss Franc	11/19/2025	Bank Of America Merrill Lynch	522,710,000	660,527,179	(1,642,928)
				$15,385,142,713	$14,300,735

Total					$25,472,430

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(b)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

(c)	All or a portion of this investment is a holding of the CMHSF Fund Limited.

(d)	Held as collateral for futures.

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3%
	AEROSPACE & DEFENSE - 3.0%
2,800	TransDigm Group, Inc.	$3,690,456

	APPAREL & TEXTILE PRODUCTS - 3.1%
12,450	Ralph Lauren Corporation	3,903,822

	ASSET MANAGEMENT - 5.6%
6,250	LPL Financial Holdings, Inc.	2,079,313
34,025	Robinhood Markets, Inc., Class A(a)	4,871,699
		6,951,012
	AUTOMOTIVE - 1.6%
16,200	Autoliv, Inc.(b)	2,000,700

	BANKING - 3.2%
55,550	HSBC Holdings plc - ADR(b)	3,942,939

	BIOTECH & PHARMA - 3.8%
17,025	Corcept Therapeutics, Inc.(a)	1,414,948
25,650	Novartis A.G. - ADR	3,289,356
		4,704,304
	CONSUMER SERVICES - 1.0%
7,950	Stride, Inc.(a),(b)	1,184,073

	E-COMMERCE DISCRETIONARY - 4.4%
24,775	Amazon.com, Inc.(a)	5,439,847

	ELECTRICAL EQUIPMENT - 6.9%
55,000	Amphenol Corporation, Class A	6,806,250
10,250	Generac Holdings, Inc.(a)	1,715,850
		8,522,100
	ENGINEERING & CONSTRUCTION - 5.4%
5,850	EMCOR Group, Inc.	3,799,809
8,725	Sterling Infrastructure, Inc.(a)	2,963,708
		6,763,517

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	ENTERTAINMENT CONTENT - 6.4%
5,000	AppLovin Corporation, Class A(a)	$3,592,700
24,575	Sea Ltd. - ADR(a)	4,392,290
		7,984,990
	HEALTH CARE FACILITIES & SERVICES - 4.9%
20,675	Cardinal Health, Inc.	3,245,147
14,575	Quest Diagnostics, Inc.	2,777,704
		6,022,851
	HOME CONSTRUCTION - 1.9%
17,250	Toll Brothers, Inc.	2,382,915

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
5,100	Evercore, Inc., Class A	1,720,332

	INTERNET MEDIA & SERVICES - 14.3%
13,425	Expedia Group, Inc.	2,869,594
7,225	Meta Platforms, Inc., Class A	5,305,896
16,900	Reddit, Inc., Class A(a)	3,886,831
32,660	Uber Technologies, Inc.(a)	3,199,700
8,825	VeriSign, Inc.	2,467,205
		17,729,226
	OIL & GAS SERVICES & EQUIPMENT - 1.9%
60,000	TechnipFMC plc	2,367,000

	SEMICONDUCTORS - 6.2%
27,500	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,680,475

	SOFTWARE - 6.9%
7,275	Crowdstrike Holdings, Inc., Class A(a)	3,567,514
17,075	Palantir Technologies, Inc., Class A(a)	3,114,822
20,700	SS&C Technologies Holdings, Inc.	1,837,332
		8,519,668
	SPECIALTY FINANCE - 3.8%
14,225	American Express Company	4,724,976

CATALYST DYNAMIC ALPHA FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.3% (Continued)
	TECHNOLOGY HARDWARE - 11.3%
52,375	Corning, Inc.	$4,296,321
12,025	F5, Inc.(a)	3,886,360
103,100	Flex Ltd.(a)	5,976,706
		14,159,387
	WHOLESALE - CONSUMER STAPLES - 2.3%
37,375	US Foods Holding Corporation(a)	2,863,673

	TOTAL COMMON STOCKS (Cost $87,298,390)	123,258,263

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.4%
	COLLATERAL FOR SECURITIES LOANED - 2.0%
2,396,380	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $2,396,380)(c),(d)	2,396,380

	MONEY MARKET FUND - 0.4%
548,260	First American Treasury Obligations Fund, Class X, 4.05% (Cost $548,260)(c)	548,260

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,944,640)	2,944,640

	TOTAL INVESTMENTS - 101.7% (Cost $90,243,030)	$126,202,903
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)%	(2,076,791)
	NET ASSETS - 100.0%	$124,126,112

ADR	- American Depositary Receipt

LTD	- Limited Company

PLC	- Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $2,330,358.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $2,396,380 at September 30, 2025.

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 5.0%
	FIXED INCOME - 5.0%
901,688	Invesco Senior Loan ETF				$18,872,330
374,591	SPDR Blackstone Senior Loan ETF				15,575,494
					34,447,824

	TOTAL EXCHANGE-TRADED FUNDS (Cost $34,559,095)				34,447,824

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 4.3%
	CLO — 4.3%
2,000,000	Apidos CLO LI Ltd. Series 2024-51A E(a),(b)	TSFR3M + 4.850%	9.1750	01/20/38	2,023,627
1,500,000	Apidos Clo XL Ltd. Series 2022-40A ER(a),(b)	TSFR3M + 5.600%	9.9180	07/15/37	1,502,597
1,250,000	Apidos CLO XXXII Series 2019-32A ER(a),(b)	TSFR3M + 5.500%	9.8250	01/20/33	1,249,906
1,000,000	Benefit Street Partners CLO XVI Ltd. Series 2018-16A ER2(a),(b)	TSFR3M + 4.900%	9.2220	01/17/38	994,502
1,510,000	Benefit Street Partners CLO XXVIII Ltd. Series 2022-28A ER(a),(b)	TSFR3M + 5.400%	9.7250	10/20/37	1,519,191
500,000	BlueMountain CLO Ltd. Series 2018-3A E(a),(b)	TSFR3M + 6.212%	10.5300	10/25/30	468,321
500,000	BlueMountain CLO XXII Ltd. Series 2018-22A E(a),(b)	TSFR3M + 5.312%	9.6290	07/15/31	455,122
500,000	Carbone Clo Ltd. Series 2017-1A D(a),(b)	TSFR3M + 6.162%	10.4870	01/20/31	498,207
2,000,000	Carlyle Global Market Strategies CLO Ltd Series 2014-2R(a),(b)	TSFR3M + 5.612%	9.8230	05/15/31	1,992,680
1,000,000	Cook Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.662%	9.9840	04/17/30	993,303
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A E(a),(b)	TSFR3M + 6.462%	10.7790	10/15/30	1,004,788
750,000	Dryden 54 Senior Loan Fund Series 2017-54A E(a),(b)	TSFR3M + 6.462%	10.7870	10/19/29	736,090
500,000	Harbor Park CLO Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.862%	10.1870	01/20/31	500,862
500,000	Highbridge Loan Management Ltd. Series 2013-2A DR(a),(b)	TSFR3M + 6.862%	11.1870	10/20/29	499,938
2,000,000	KKR CLO 14 Ltd. Series 14 ER(a),(b)	TSFR3M + 6.412%	10.7290	07/15/31	1,979,942
1,500,000	Meacham Park Clo Ltd. Series 2024-1A E(a),(b)	TSFR3M + 5.350%	9.6750	10/20/37	1,509,125
500,000	Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A E(a),(b)	TSFR3M + 4.800%	9.1190	01/23/39	499,313
500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A ER(a),(b)	TSFR3M + 5.662%	9.9790	07/15/30	475,843
500,000	Octagon Investment Partners XVII Ltd. Series 2013-1A ER2(a),(b)	TSFR3M + 5.412%	9.7300	01/25/31	487,018
1,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A ERR(a),(b)	TSFR3M + 5.712%	10.0440	01/22/30	1,460,261
1,325,000	OHA Credit Funding 2 LTD Series 2019-2A ER2(a),(b)	TSFR3M + 4.800%	9.1250	01/21/38	1,291,501
750,000	OHA Credit Partners VII Ltd. Series 2012-7A ER4(a),(b)	TSFR3M + 4.500%	8.7040	02/20/38	749,149
2,000,000	Palmer Square CLO Ltd. Series 2023-1A ER(a),(b)	TSFR3M + 4.900%	9.2250	01/20/38	2,013,895
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A E(a),(b)	TSFR3M + 6.012%	10.3370	10/20/30	983,208
1,000,000	Shackleton CLO Ltd. Series 2013-4RA D(a),(b)	TSFR3M + 6.112%	10.4320	04/13/31	983,111

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 4.3% (Continued)
	CLO — 4.3% (Continued)
1,000,000	THL Credit Wind River Clo Ltd. Series 2018-1A E(a),(b)	TSFR3M + 5.762%	10.0790	07/15/30	$1,004,669
500,000	Upland CLO Ltd. Series 2016-1A DR(a),(b)	TSFR3M + 6.162%	10.4870	04/20/31	501,461
1,000,000	VOYA CLO Series 2017-2A D(a),(b)	TSFR3M + 6.282%	10.5990	06/07/30	999,950
29,806	Wellfleet CLO Ltd. Series 2015-1A ER3(a),(b)	TSFR3M + 7.312%	11.6370	07/20/29	16,393
					29,393,973
	TOTAL ASSET BACKED SECURITIES (Cost $29,383,034)				29,393,973

	CORPORATE BONDS — 4.7%
	ADVERTISING & MARKETING — 0.3%
2,000,000	Outfront Media Capital, LLC / Outfront Media(a)		4.2500	01/15/29	1,922,548

	AEROSPACE & DEFENSE — 0.0%
401,000	TransDigm, Inc.(a)		6.7500	01/31/34	414,895

	AUTOMOTIVE — 0.1%
700,000	Nissan Motor Company Ltd.(a)		8.1250	07/17/35	751,905

	CHEMICALS — 0.3%
2,500,000	Valvoline, Inc.(a)		3.6250	06/15/31	2,290,303

	COMMERCIAL SUPPORT SERVICES — –%(c)
207,000	ADT Security Corporation (The)(a)		5.8750	10/15/33	—

	CONTAINERS & PACKAGING — 0.4%
1,144,000	Clydesdale Acquisition Holdings, Inc.(a)		6.7500	04/15/32	1,174,344
1,441,000	Graphic Packaging International, LLC(a)		3.5000	03/01/29	1,367,375
					2,541,719
	FOOD — 0.3%
2,019,972	Chobani Holdco II, LLC(a)		8.7500	10/01/29	2,146,828

	HEALTH CARE FACILITIES & SERVICES — 0.3%
1,090,000	LifePoint Health, Inc.(a)		11.0000	10/15/30	1,202,680

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 0.3% (Continued)
910,000	LifePoint Health, Inc.(a)	8.3750	02/15/32	$970,662
				2,173,342
	HOME & OFFICE PRODUCTS — 0.3%
219,000	Scotts Miracle-Gro Company (The)	4.0000	04/01/31	202,771
2,137,000	Scotts Miracle-Gro Company (The)	4.3750	02/01/32	1,976,100
				2,178,871
	HOME CONSTRUCTION — 0.2%
1,174,000	APi Group DE, Inc.(a)	4.1250	07/15/29	1,135,575

	INDUSTRIAL INTERMEDIATE PROD — 0.3%
2,000,000	Roller Bearing Company of America, Inc.(a)	4.3750	10/15/29	1,945,362

	INSURANCE — 0.5%
1,350,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	8.5000	06/15/29	1,418,275
2,000,000	Acrisure, LLC / Acrisure Finance, Inc.(a)	6.7500	07/01/32	2,061,008
				3,479,283
	LEISURE FACILITIES & SERVICES — 0.1%
418,000	Viking Cruises Ltd.(a)	5.8750	10/15/33	418,933

	OIL & GAS PRODUCERS — 0.4%
301,000	Howard Midstream Energy Partners, LLC(a)	6.6250	01/15/34	306,951
2,223,000	Venture Global Plaquemines LNG, LLC(a)	6.7500	01/15/36	2,362,613
				2,669,564
	OIL & GAS SERVICES & EQUIPMENT — 0.0%(c)
207,000	Kodiak Gas Services, LLC(a)	6.5000	10/01/33	210,873

	RETAIL - DISCRETIONARY — 0.1%
416,000	Park River Holdings, Inc.(a)	8.0000	03/15/31	421,942

	SPECIALTY FINANCE — 0.3%
1,344,000	Azorra Finance Ltd.(a)	7.7500	04/15/30	1,417,069
777,000	Azorra Finance Ltd.(a)	7.2500	01/15/31	810,988
				2,228,057

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 4.7% (Continued)
	TECHNOLOGY SERVICES — 0.3%
2,000,000	Amentum Escrow Corporation(a)		7.2500	08/01/32	$2,078,194

	TRANSPORTATION & LOGISTICS — 0.5%
2,000,000	Beacon Mobility Corporation(a)		7.2500	08/01/30	2,080,759
1,400,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.(a)		9.8750	09/20/31	1,422,133
					3,502,892
	TOTAL CORPORATE BONDS (Cost $31,904,145)				32,511,086

		Spread
	TERM LOANS — 84.3%
	ADVERTISING & MARKETING — 0.7%
4,760,602	Endeavor Operating Company, LLC(b)	TSFR1M + 3.000%	7.3270	01/28/32	4,771,909

	AEROSPACE & DEFENSE — 0.7%
493,229	Bleriot US Bidco, Inc.(b)	TSFR1M + 4.000%	6.7960	10/31/28	494,021
2,019,131	Goat Holdco, LLC(b)	TSFR1M + 3.000%	7.1490	12/10/31	2,023,825
142,600	Signia Aerospace, LLC(b)(e)	TSFR3M + 2.750%	3.0190	12/11/31	143,046
2,269,820	Signia Aerospace, LLC(b)	TSFR3M + 2.750%	7.0760	12/11/31	2,276,913
					4,937,805
	APPAREL & TEXTILE PRODUCTS — 0.7%
4,397,858	Beach Acquisition Bidco, LLC(b)	TSFR1M + 3.250%	7.5620	06/28/32	4,424,443
699,532	Varsity Brands, Inc.(b)	TSFR1M + 3.000%	7.1360	08/26/31	700,493
					5,124,936
	ASSET MANAGEMENT — 6.8%
1,545,200	Aragorn Parent Corporation(b)	TSFR1M + 3.500%	7.8270	12/15/28	1,555,955
2,692,262	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 3.000%	7.3250	04/07/28	2,697,189
5,750,710	Edelman Financial Engines Center, LLC (The)(b)	TSFR1M + 5.250%	9.5750	10/23/28	5,770,464
4,973,896	Focus Financial Partners, LLC(b)	TSFR1M + 2.750%	7.0770	09/15/31	4,980,710
4,954,167	GC Ferry Acquisition I, Inc.(b)	TSFR1M + 3.500%	7.7110	06/07/32	4,912,601
845,833	GC Ferry Acquisition I, Inc.(b)(e)	TSFR1M + 3.500%	7.8250	06/07/32	838,737
1,539,013	Gryphon Debt Merger Sub, Inc.(b)	TSFR1M + 3.000%	7.3130	06/21/32	1,545,031
3,000,000	GTCR Everest Borrower, LLC(b)	TSFR1M + 2.750%	6.8850	09/05/31	3,003,510
262,495	June Purchaser, LLC(b)(e)	TSFR1M + 3.250%	3.2500	09/11/31	263,588

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	ASSET MANAGEMENT — 6.8% (Continued)
1,571,030	June Purchaser, LLC(b)	TSFR1M + 3.250%	7.3830	09/11/31	$1,577,574
2,537,679	Nexus Buyer, LLC(b)	TSFR1M + 3.500%	7.8270	07/31/31	2,534,570
2,329,134	Nexus Buyer, LLC(b)	TSFR1M + 4.000%	8.2550	07/31/31	2,332,058
6,855,422	Osaic Holdings, Inc.(b)	TSFR1M + 3.000%	7.3160	07/19/32	6,859,328
1,715,702	Russell Investments US Institutional Holdco, Inc.(b)	TSFR3M + 5.000%	9.1850	05/28/27	1,651,672
6,404,019	Sophos Intermediate II Ltd.(b)	TSFR1M + 3.610%	7.9360	03/05/27	6,420,445
151,000	Virtus Investment Partners, Inc.(b)	TSFR1M + 2.250%	6.5050	09/17/32	151,189
					47,094,621
	AUTOMOTIVE — 0.9%
4,725,000	Tenneco, Inc.(b)	TSFR1M + 4.750%	9.1220	11/17/28	4,630,997
1,685,000	Tenneco, Inc.(b)	TSFR1M + 5.000%	9.3500	11/17/28	1,654,063
					6,285,060
	BIOTECH & PHARMA — 0.9%
3,913,942	Amneal Pharmaceuticals, LLC(b)	TSFR1M + 3.500%	7.8160	07/26/32	3,917,190
2,202,613	Curium Bidco Sarl(b)	TSFR1M + 3.000%	7.2960	08/07/31	2,206,281
					6,123,471
	CABLE & SATELLITE — 0.7%
935,144	Cogeco Communications USA II, L.P.(b)	TSFR1M + 3.250%	7.5770	09/18/30	934,854
935,144	COGECO Financing 2, L.P.(b)	TSFR1M + 2.615%	6.7880	09/01/28	927,714
1,173,724	Virgin Media Bristol, LLC(b)	TSFR1M + 3.250%	7.3730	03/06/31	1,159,053
1,815,744	WideOpenWest Finance, LLC(b)	TSFR1M + 7.262%	11.5820	12/11/28	1,859,722
					4,881,343
	CHEMICALS — 1.2%
1,744,863	Discovery Purchaser Corporation(b)	TSFR1M + 3.750%	8.0820	10/04/29	1,739,053
2,129,229	Nouryon Finance BV(b)	TSFR3M + 3.250%	7.5000	04/03/28	2,135,446
3,000,000	Olympus Water US Holding Corporation(b)	TSFR1M + 3.250%	7.3930	07/26/32	2,982,870
1,035,929	Windsor Holdings III, LLC(b)	TSFR1M + 2.750%	7.0750	08/01/30	1,038,089
					7,895,458
	COMMERCIAL SUPPORT SERVICES — 6.3%
1,306,332	Action Environmental Group, Inc. (The)(b)	TSFR1M + 4.500%	7.5460	10/05/30	1,307,964
4,300,000	Allied Universal Holdco, LLC(b)	TSFR1M + 3.250%	7.6060	08/06/32	4,321,027
5,665,754	Amspec Parent, LLC(b)	TSFR1M + 3.500%	7.7960	12/22/31	5,703,828
871,654	Amspec Parent, LLC(b)(e)	TSFR1M + 3.500%	7.8180	12/22/31	877,512
1,000,000	Bifm CA Buyer, Inc.(b)	TSFR1M + 3.250%	7.8860	05/31/28	1,004,375

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	COMMERCIAL SUPPORT SERVICES — 6.3% (Continued)
4,392,335	CHG Healthcare Services, Inc.(b)	TSFR3M + 2.750%	7.0460	09/29/28	$4,398,396
3,979,376	Conservice Midco, LLC(b)	TSFR1M + 2.750%	7.0660	05/13/30	3,995,115
1,571,543	Ensemble RCM, LLC(b)	TSFR1M + 3.000%	7.3080	08/03/29	1,577,704
728,145	First Advantage Holdings, LLC(b)	TSFR1M + 2.750%	6.9050	10/31/31	712,446
5,087,218	Garda World Security Corporation(b)	TSFR1M + 3.000%	7.1740	02/01/29	5,099,936
1,033,519	Grant Thornton Advisors Holdings, LLC(b)	TSFR1M + 2.750%	6.8160	05/30/31	1,028,564
266,635	Raven Acquisition Holdings, LLC(b)(e)	TSFR1M + 1.000%	3.2500	10/24/31	266,849
3,723,554	Raven Acquisition Holdings, LLC(b)	TSFR1M + 3.250%	7.3160	10/24/31	3,726,551
1,175,861	Ryan, LLC(b)	TSFR1M + 4.500%	7.8270	11/09/30	1,179,648
1,850,000	Wash Bidco, Inc.(b)	TSFR1M + 3.250%	7.6030	08/09/32	1,859,629
6,500,000	WestJet Loyalty, L.P.(b)	TSFR1M + 3.850%	7.5490	02/01/31	6,515,698
					43,575,242
	CONSUMER DISCRETIONARY — 0.1%
734,000	Peer USA, LLC(b)	TSFR1M + 2.250%	6.3850	09/27/32	735,607

	CONSUMER PRODUCTS — 0.0%(c)
164,000	ACP Tara Holdings, Inc.(b)	TSFR1M + 3.250%	7.5000	09/17/32	164,410

	CONSUMER SERVICES — 3.0%
5,251,241	Fugue Finance, LLC(b)	TSFR1M + 2.750%	6.9490	01/09/32	5,269,542
3,206,453	KUEHG Corporation(b)	TSFR3M + 2.750%	7.0410	06/12/30	3,208,120
4,092,687	Lernen US Finco, LLC(b)	TSFR1M + 3.500%	7.8700	10/27/31	4,114,010
2,425,228	Opal, LLC(b)	TSFR1M + 3.250%	7.4350	03/31/32	2,434,625
1,352,692	Prometric Holdings, Inc.(b)	TSFR1M + 3.750%	8.0660	06/18/32	1,360,978
3,978,863	University Support Services, LLC(b)	US1M + 3.350%	7.0660	06/29/28	3,924,571
					20,311,846
	CONTAINERS & PACKAGING — 0.3%
1,956,674	Clydesdale Acquisition Holdings, Inc.(b)	TSFR1M + 3.250%	7.5660	03/29/32	1,955,871
34,208	Clydesdale Acquisition Holdings, Inc.(b)(e)	TSFR1M + 3.250%	7.5660	03/29/32	34,194
263,000	Owens-Brockway Glass Container, Inc.(b)	TSFR1M + 3.000%	7.1500	09/27/32	262,836
					2,252,901
	ELECTRIC UTILITIES — 0.2%
1,320,572	Edgewater Generation, LLC(b)	TSFR1M + 3.250%	7.3220	08/01/30	1,325,418

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	ELECTRICAL EQUIPMENT — 0.3%
1,687,500	Vantage Elevator Solutions(b)	TSFR1M + 3.860%	8.1910	11/10/28	$1,695,187

	ENGINEERING & CONSTRUCTION — 0.3%
1,264,900	Chromalloy Corporation(b)	TSFR1M + 3.750%	7.5420	03/24/31	1,269,954
548,000	Green Infrastructure Partners, Inc.(b)	TSFR1M + 2.750%	6.9420	09/18/32	549,200
					1,819,154
	ENTERTAINMENT CONTENT — 0.1%
642,544	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.9300	09/01/27	627,081
282,856	AP Core Holdings II, LLC(b)	TSFR1M + 5.500%	9.9390	09/01/27	275,815
					902,896
	FOOD — 1.0%
1,343,213	Froneri US, Inc.(b)	TSFR1M + 2.000%	6.1970	09/18/31	1,335,100
1,151,000	Froneri US, Inc.(b)	TSFR1M + 2.500%	6.8250	07/16/32	1,149,947
1,244,203	Nomad Foods US, LLC(b)	TSFR1M + 3.000%	6.5350	11/08/29	1,247,164
3,345,574	Nourish Buyer I, Inc.(b)	TSFR1M + 4.500%	8.8380	07/08/32	3,353,938
					7,086,149
	HEALTH CARE FACILITIES & SERVICES — 8.0%
244,885	ADMI Corporation(b)	TSFR1M + 3.375%	7.8140	12/23/27	231,824
5,072,380	Bella Holding Company, LLC(b)	TSFR1M + 3.250%	7.3270	05/10/28	5,086,100
364,000	Boots Group Finco, L.P.(b)	TSFR1M + 3.500%	7.7050	07/19/32	365,440
390,000	Global Medical Response, Inc.(b)	TSFR1M + 3.500%	7.7800	10/02/28	390,558
354,146	Hanger, Inc.(b)(e)	TSFR1M + 1.000%	7.8160	10/16/31	355,341
2,744,687	Hanger, Inc.(b)	TSFR1M + 3.500%	7.8270	10/16/31	2,753,950
5,789,298	Heartland Dental, LLC(b)	TSFR1M + 3.750%	8.0660	08/07/32	5,786,433
8,150,748	LifePoint Health, Inc.(b)	TSFR1M + 3.750%	8.0680	05/14/31	8,146,103
1,332,721	LifePoint Health, Inc.(b)	TSFR1M + 3.500%	7.6600	05/19/31	1,328,457
4,031,889	MED ParentCo, L.P.(b)	TSFR1M + 3.250%	7.5770	04/15/31	4,044,771
161,491	National Mentor Holdings, Inc.(b)	US1M + 3.850%	8.1490	02/18/28	161,108
5,573,159	National Mentor Holdings, Inc.(b)	US1M + 3.750%	8.1620	02/18/28	5,559,922
1,893,629	National Mentor Holdings, Inc.(b)	US1M + 7.250%	11.6490	02/18/29	1,884,947
1,348,192	Onex TSG Intermediate Corporation(b)	TSFR1M + 3.750%	8.0050	07/24/32	1,357,103
2,471,720	Outcomes Group Holdings, Inc.(b)	TSFR1M + 3.000%	7.3160	05/06/31	2,488,491
1,389,874	Precision Medicine Group, LLC(b)	TSFR3M + 3.500%	7.7040	08/16/32	1,386,114
2,014,694	Southern Veterinary Partners, LLC(b)	TSFR3M + 2.500%	6.8180	12/04/31	2,013,233

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 8.0% (Continued)
7,416,203	Star Parent, Inc.(b)	TSFR1M + 4.000%	8.2990	09/19/30	$7,425,474
4,101,614	Team Health Holdings, Inc.(b)	TSFR1M + 4.500%	8.7960	06/30/28	4,099,050
					54,864,419
	HOME & OFFICE PRODUCTS — 2.6%
7,659,303	AI Aqua Merger Sub, Inc.(b)	TSFR1M + 3.000%	7.2800	07/31/28	7,683,085
8,604,724	Weber-Stephen Products, LLC(b)	US1M + 3.365%	7.6890	10/20/27	8,540,188
667,155	Weber-Stephen Products, LLC(b)	TSFR1M + 4.350%	8.6750	10/29/27	668,323
854,000	Weber-Stephen Products, LLC(b)	TSFR1M + 3.750%	7.9730	09/17/32	846,263
					17,737,859
	HOME CONSTRUCTION — 0.1%
1,003,666	Chariot Buyer, LLC(b)	TSFR1M + 3.000%	7.3430	07/23/32	1,005,864

	INSTITUTIONAL FINANCIAL SERVICES — 3.5%
6,782,957	Aretec Group, Inc.(b)	TSFR1M + 3.500%	7.8250	08/09/30	6,790,351
5,292,886	Armor Holdco, Inc.(b)	TSFR1M + 3.750%	7.9160	12/11/28	5,302,149
8,693,685	Ascensus Holdings, Inc.(b)	TSFR1M + 3.000%	7.3270	08/02/28	8,697,293
3,000,000	Hudson River Trading, LLC(b)	TSFR1M + 3.000%	7.1500	03/20/30	3,008,310
236,408	Summit Acquisition, Inc.(b)	TSFR1M + 3.500%	7.8430	10/16/31	238,082
118,000	VFH Parent, LLC(b)	TSFR1M + 2.500%	6.8100	06/20/31	118,295
					24,154,480
	INSURANCE — 8.1%
4,024,681	Acrisure, LLC(b)	TSFR1M + 3.000%	7.3250	11/06/30	4,022,809
1,748,000	Acrisure, LLC(b)	TSFR1M + 3.250%	7.5740	06/07/32	1,749,460
4,973,996	Alera Group Intermediate Holdings, Inc.(b)	TSFR1M + 3.250%	7.5750	05/21/32	4,998,145
2,300,847	Alliant Holdings Intermediate, LLC(b)	TSFR1M + 2.500%	6.8230	09/19/31	2,296,993
2,411,000	Asurion, LLC(b)	TSFR1M + 5.250%	9.6910	01/29/28	2,353,739
1,779,907	Asurion, LLC(b)	TSFR1M + 4.000%	8.4250	08/17/28	1,785,593
900,000	Asurion, LLC(b)	TSFR1M + 5.250%	9.6910	01/14/29	863,564
1,496,241	Baldwin Insurance Group Holdings, LLC (The)(b)	TSFR1M + 2.500%	6.7360	05/27/31	1,499,360
9,874,580	BroadStreet Partners, Inc.(b)	TSFR1M + 3.250%	7.0660	05/12/31	9,894,921
4,172,571	Howden Group Holdings Ltd.(b)	TSFR1M + 3.500%	7.8270	04/18/30	4,173,864
2,705,143	Hyperion Refinance Sarl(b)	TSFR1M + 2.750%	7.0660	02/18/31	2,708,335
8,393,393	IMA Financial Group, Inc. (The)(b)	TSFR1M + 3.850%	7.3160	11/01/28	8,409,886
2,596,790	OneDigital Borrower, LLC(b)	TSFR1M + 3.000%	7.3250	07/02/31	2,600,088

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	INSURANCE — 8.1% (Continued)
1,507,984	OneDigital Borrower, LLC(b)	TSFR1M + 5.250%	9.5750	06/14/32	$1,524,006
2,147,487	PCF Insurance Services of the West, LLC(b)	TSFR1M + 3.250%	7.5660	06/14/32	2,155,540
3,282,124	Sedgwick Claims Management Services, Inc.(b)	TSFR1M + 3.750%	6.8270	02/17/28	3,281,615
1,200,000	TIH Insurance Holdings, LLC(b)	TSFR3M + 2.750%	7.0490	05/06/31	1,201,878
					55,519,796
	INTERNET MEDIA & SERVICES — 1.6%
881,178	Endurance International Group Holdings, Inc.(b)	US6M + 3.500%	7.8380	02/10/28	638,854
1,595,980	Knot Worldwide, Inc. (The)(b)	TSFR1M + 3.750%	8.0750	01/31/28	1,598,972
1,370,242	MH Sub I, LLC(b)	TSFR1M + 4.250%	8.5750	05/03/28	1,321,427
1,487,697	MH Sub I, LLC(b)	TSFR1M + 6.250%	10.5750	02/23/29	1,299,525
1,391,853	MH Sub I, LLC(b)	TSFR1M + 4.250%	8.5740	12/11/31	1,283,985
2,363,912	Pug, LLC(b)	TSFR1M + 4.750%	9.0770	03/12/30	2,349,137
2,720,546	team.blue Finco S.A.RL(b)	TSFR1M + 3.250%	7.5990	07/02/32	2,723,961
					11,215,861
	LEISURE FACILITIES & SERVICES — 0.7%
1,604,075	Tortuga Resorts Ghd, LLC(b)	TSFR1M + 3.250%	7.6010	08/13/32	1,607,091
2,846,956	Voyager Parent, LLC(b)	TSFR1M + 4.750%	9.0410	05/10/32	2,856,223
					4,463,314
	MEDICAL EQUIPMENT & DEVICES — 2.0%
1,732,457	Archimedes Debt Merger Sub, LLC(b)	TSFR1M + 4.000%	8.2910	05/17/32	1,715,132
4,250,000	Bausch + Lomb Corporation(b)	TSFR1M + 4.000%	8.3290	09/14/28	4,255,312
3,228,477	Bausch + Lomb Corporation(b)	TSFR1M + 4.250%	8.5660	12/18/30	3,234,531
4,500,000	Medline Borrower, L.P.(b)	TSFR1M + 2.000%	6.1350	10/23/28	4,504,477
233,000	Performance Health Holdings, Inc.(b)	TSFR1M + 3.750%	7.9500	02/27/32	228,923
					13,938,375
	OIL & GAS PRODUCERS — 1.1%
1,906,639	EG America, LLC(b)	TSFR3M + 3.500%	7.6990	02/07/28	1,920,081
1,495,378	Prairie Acquiror, L.P.(b)	TSFR1M + 3.750%	8.0660	08/01/29	1,509,240
2,504,881	RelaDyne, Inc.(b)	SOFRRATE + 4.250%	7.8160	12/23/28	2,514,274
1,880,809	Rockpoint Gas Storage Partners, L.P.(b)	TSFR3M + 3.000%	7.2990	09/18/31	1,889,546
					7,833,141
	PUBLISHING & BROADCASTING — 1.6%
6,401,944	Cengage Learning, Inc.(b)	TSFR6M + 3.500%	7.7600	03/24/31	6,393,269

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	PUBLISHING & BROADCASTING — 1.6% (Continued)
3,255,436	Houghton Mifflin Harcourt Company(b)	TSFR1M + 5.350%	9.6660	04/09/29	$2,925,595
1,759,193	McGraw-Hill Education, Inc.(b)	TSFR1M + 2.750%	6.9730	08/06/31	1,761,805
					11,080,669
	RENEWABLE ENERGY — 1.2%
8,104,355	Granite Acquisition, Inc.(b)	US1M + 2.865%	7.1890	03/17/28	8,109,461

	RETAIL - CONSUMER STAPLES — 0.2%
1,804,098	Heritage Grocers Group, LLC(b)	TSFR3M + 6.850%	11.1460	08/01/29	1,543,758

	RETAIL - DISCRETIONARY — 2.3%
264,000	Evergreen Acqco 1, L.P.(b)	TSFR3M + 3.000%	7.1710	09/13/32	264,550
992,462	Foundation Building Materials, Inc.(b)	TSFR1M + 4.000%	8.3240	01/27/31	995,395
6,209,399	Great Outdoors Group, LLC(b)	TSFR1M + 3.250%	7.4130	01/16/32	6,214,057
261,000	LBM Acquisition, LLC(b)	TSFR1M + 5.000%	9.3520	06/06/31	260,534
5,985,000	Mavis Tire Express Services Topco Corporation(b)	TSFR1M + 3.000%	7.1990	05/04/28	5,991,224
1,935,544	Petco Health & Wellness Company, Inc.(b)	TSFR3M + 3.350%	7.8110	02/25/28	1,889,671
436,000	PetSmart, LLC(b)	TSFR1M + 4.000%	8.3510	08/09/32	430,007
					16,045,438
	SEMICONDUCTORS — 0.2%
1,500,000	Icon Parent, Inc.(b)	TSFR1M + 5.000%	9.2050	09/13/32	1,522,268

	SOFTWARE — 16.1%
1,798,439	athenahealth, Inc.(b)	SOFRRATE + 3.500%	7.0770	01/27/29	1,797,126
4,692,300	Avalara, Inc.(b)	TSFR1M + 3.250%	7.5530	03/29/32	4,699,456
4,863,028	Azalea Topco, Inc.(b)	TSFR1M + 3.000%	7.3160	04/30/31	4,855,442
5,765,320	BMC Software, Inc.(b)	TSFR1M + 3.000%	7.1990	07/30/31	5,762,611
1,121,494	Boxer Parent Company, Inc.(b)	TSFR1M + 5.750%	9.9490	07/06/32	1,095,212
1,698,444	Bracket Intermediate Holding Corporation(b)	TSFR3M + 4.250%	8.5490	05/08/28	1,710,418
5,106,651	Central Parent, Inc.(b)	TSFR1M + 3.250%	7.5490	07/06/29	4,430,250
5,427,177	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	7.4830	03/24/31	5,453,825
3,015,000	Cloud Software Group, Inc.(b)	TSFR3M + 3.250%	7.4830	08/09/32	3,027,678
3,585,842	Clover Holdings 2, LLC(b)	TSFR1M + 4.000%	7.9420	11/03/31	3,593,695
6,777,143	ConnectWise, LLC(b)	US1M + 3.762%	8.0610	09/24/28	6,798,322

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	SOFTWARE — 16.1% (Continued)
7,253,962	Cotiviti, Inc.(b)	TSFR1M + 3.250%	7.0300	02/24/31	$7,139,095
801,906	DS Admiral Bidco, LLC(b)	TSFR1M + 4.250%	8.5490	06/05/31	802,572
114,000	Entrata, Inc.(b)	TSFR1M + 3.000%	0.0000	09/20/32	114,428
8,165,972	Envestnet, Inc.(b)	TSFR1M + 3.500%	7.3160	09/19/31	8,190,020
1,500,000	Genesys Cloud Services Holdings II, LLC(b)	TSFR1M + 2.500%	6.8250	01/26/32	1,492,343
2,894,567	Idera, Inc.(b)	TSFR1M + 3.500%	7.7910	03/02/28	2,547,219
615,000	Jaggaer, LLC(b)	TSFR1M + 5.250%	9.1990	10/08/32	615,384
5,259,696	McAfee Corporation(b)	TSFR1M + 3.000%	7.2230	03/01/29	5,039,446
3,923,085	Mitchell International, Inc.(b)	TSFR1M + 3.250%	7.5750	06/06/31	3,923,929
2,311,391	Mitchell International, Inc.(b)	TSFR1M + 5.250%	9.5740	06/07/32	2,295,789
3,097,906	Modena Buyer, LLC(b)	TSFR1M + 4.500%	8.8080	04/21/31	3,063,612
2,666,270	PointClickCare Technologies, Inc.(b)	US1M + 2.750%	7.0920	11/03/31	2,672,429
3,405,780	Project Alpha Intermediate Holding, Inc.(b)	TSFR1M + 3.250%	7.5490	10/28/30	3,419,130
1,235,398	Project Sky Merger Sub, Inc.(b)	TSFR1M + 6.000%	10.4250	08/10/29	1,133,477
3,331,170	Proofpoint, Inc.(b)	TSFR1M + 3.000%	7.3270	08/31/28	3,348,392
1,399,880	RealPage, Inc.(b)	TSFR1M + 3.250%	7.5610	02/18/28	1,398,018
1,747,087	RealPage, Inc.(b)	TSFR1M + 3.750%	8.0490	04/24/28	1,754,844
1,092,000	Red Planet Borrower, LLC(b)	TSFR1M + 4.000%	8.2230	08/09/32	1,064,700
3,446,641	Rocket Software, Inc.(b)	TSFR1M + 4.750%	8.0660	11/28/28	3,458,136
2,162,120	Starlight Parent, LLC(b)	TSFR1M + 4.000%	8.3600	03/15/32	2,126,985
4,504,625	Storable, Inc.(b)	TSFR1M + 3.250%	7.5770	04/17/31	4,525,278
1,072,971	Zelis Payments Buyer, Inc.(b)	TSFR1M + 2.750%	7.0750	09/28/29	1,071,742
5,078,264	Zelis Payments Buyer, Inc.(b)	TSFR1M + 3.250%	7.5750	10/27/31	5,084,612
1,375,624	Zuora, Inc.(b)	TSFR1M + 3.500%	7.8160	12/15/31	1,368,574
					110,874,189
	SPECIALTY FINANCE — 2.5%
6,700,000	Apex Group Treasury, LLC(b)	TSFR1M + 3.500%	7.7550	02/20/32	6,566,001
4,326,511	CFC USA 2025, LLC(b)	TSFR1M + 3.750%	8.0410	05/31/32	4,142,635
308,000	IMC Global Holdings, LLC(b)	TSFR1M + 3.500%	7.8600	06/02/32	311,080
3,286,805	Kestra Advisor Services Holdings A, Inc.(b)	TSFR1M + 3.000%	7.3160	03/24/31	3,291,422
2,605,622	Orion US Finco(b)	TSFR1M + 3.500%	7.8330	05/20/32	2,621,907
					16,933,045
	TECHNOLOGY HARDWARE — 0.9%
3,961,913	Bingo Holdings I, LLC(b)	TSFR1M + 4.750%	9.0460	06/14/32	3,968,113

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	TERM LOANS — 84.3% (Continued)
	TECHNOLOGY HARDWARE — 0.9% (Continued)
1,875,302	Pitney Bowes, Inc.(b)	TSFR1M + 3.750%	8.0750	02/02/32	$1,878,425
					5,846,538
	TECHNOLOGY SERVICES — 3.7%
5,971,665	Access CIG, LLC(b)	TSFR1M + 4.000%	8.1750	08/19/30	5,996,984
2,254,439	Blackhawk Network Holdings, Inc.(b)	TSFR1M + 4.000%	8.3250	03/12/29	2,265,892
950,000	CoreLogic, Inc.(b)	TSFR1M + 3.615%	7.9300	06/02/28	951,781
181,000	Disco Parent, Inc.(b)	TSFR1M + 3.250%	7.4840	08/01/32	181,905
997,423	Escape Velocity Holdings, Inc.(b)	US1M + 4.512%	8.8400	10/06/28	1,000,435
3,553,259	Fortress Intermediate 3, Inc.(b)	TSFR1M + 3.000%	7.2550	06/27/31	3,575,467
1,033,000	ION Platform Finance US, Inc.(b)	TSFR1M + 3.750%	0.0000	09/30/32	—
1,503,870	ION Trading Technologies Sarl(b)	TSFR3M + 3.500%	7.7990	04/03/28	1,505,517
5,528,055	Kaseya, Inc.(b)	TSFR1M + 3.250%	7.5720	03/08/32	5,542,511
2,858,830	Neon Maple US Debt Mergersub, Inc.(b)	TSFR1M + 2.750%	7.0660	11/17/31	2,862,532
1,720,828	Neptune Bidco US, Inc.(b)	TSFR3M + 4.850%	9.1790	10/11/28	1,641,239
					25,524,263
	TELECOMMUNICATIONS — 0.9%
3,107,901	Crown Subsea Communications Holding, Inc.(b)	TSFR1M + 3.500%	7.8180	01/30/31	3,131,598
3,045,892	QualityTech, L.P.(b)	US1M + 3.500%	7.7230	11/04/31	3,053,507
					6,185,105
	TRANSPORTATION & LOGISTICS — 2.0%
275,310	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 3.250%	7.5800	05/28/32	276,859
398,436	Beacon Mobility Corporation(b)(e)	TSFR1M + 3.250%	7.4690	06/17/30	400,305
2,908,586	Beacon Mobility Corporation(b)	TSFR1M + 3.250%	7.5050	06/17/30	2,922,228
6,115,571	JetBlue Airways Corporation(b)	TSFR1M + 5.500%	9.0710	08/13/29	5,884,708
1,068,908	Kenan Advantage Group, Inc. (The)(b)	TSFR1M + 3.250%	7.5750	01/25/29	1,057,214
995,006	Radar Bidco Sarl(b)	TSFR3M + 3.250%	7.5580	04/25/31	1,001,225
2,344,629	Savage Enterprises, LLC(b)	TSFR1M + 2.500%	6.7500	08/04/32	2,349,447
					13,891,986
	WHOLESALE - CONSUMER STAPLES — 0.8%
5,329,859	Golden State Foods Corporation(b)	TSFR1M + 4.250%	8.2260	10/07/31	5,349,659

	TOTAL TERM LOANS (Cost $581,791,891)				580,622,901

CATALYST/CIFC SENIOR SECURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 6.5%
	MONEY MARKET FUNDS - 6.5%
44,790,290	First American Treasury Obligations Fund, Class X, 4.02% (Cost $44,790,290)(d)	$44,790,290

	TOTAL INVESTMENTS - 104.8% (Cost $722,428,455)	$721,766,074
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.8)%	(33,218,200)
	NET ASSETS - 100.0%	$688,547,874

BV	- Besloten Vennootschap

CLO	- Collateralized Loan Obligation

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LP	- Limited Partnership

LTD	- Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Secured Overnight Financing Rate 1 Month

TSFR3M	Secured Overnight Financing Rate 3 Month

TSFR6M	Secured Overnight Financing Rate 6 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 59,726,188 or 8.7% of net assets.

(b)	Variable rate security; the rate shown represents the rate on September 30, 2025.

(c)	Percentage rounds to less than 0.1%.

(d)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(e)	This investment or portion thereof was not funded as of September 30, 2025. The Fund had $2,359,831 at par value in unfunded commitments as of September 30, 2025.

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 10.4%
	FIXED INCOME - 10.4%
132,000	SPDR Portfolio High Yield Bond ETF(a)			$3,160,080
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,153,558)

		Coupon Rate (%)
	PREFERRED STOCKS — 0.0%(b)
	LEISURE FACILITIES & SERVICES — 0.0%(b)
2,988	FAT Brands, Inc.	8.2500		7,111
	TOTAL PREFERRED STOCKS (Cost $70,248)

Principal Amount ($)			Maturity
	CONVERTIBLE BONDS — 27.4%
	ASSET MANAGEMENT — 2.9%
887,000	Capital Southwest Corporation	5.1250	11/15/29	878,130

	ENGINEERING & CONSTRUCTION — 1.0%
200,000	Granite Construction, Inc.	3.2500	06/15/30	306,900

	INTERNET MEDIA & SERVICES — 0.9%
200,000	Lyft, Inc.	0.6250	03/01/29	258,750

	MEDICAL EQUIPMENT & DEVICES — 1.1%
200,000	Alphatec Holdings, Inc.(c)	0.7500	03/15/30	238,833
100,000	Exact Sciences Corporation(c)	2.0000	03/01/30	104,213
				343,046
	METALS & MINING — 0.5%
100,000	Centrus Energy Corporation(c),(d)	0.0000	08/15/32	154,625

	REAL ESTATE INVESTMENT TRUSTS — 0.8%
200,000	HAT Holdings I, LLC / HAT Holdings II, LLC(c)	3.7500	08/15/28	250,400

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 27.4% (Continued)
	RENEWABLE ENERGY — 0.8%
200,000	Array Technologies, Inc.(c)	2.8750	07/01/31	$255,300

	RETAIL - CONSUMER STAPLES — 1.1%
300,000	Hims & Hers Health, Inc.(c),(d)	0.0000	05/15/30	338,250

	RETAIL - DISCRETIONARY — 0.8%
200,000	GameStop Corporation(c),(d)	0.0000	06/15/32	228,900

	SOFTWARE — 7.8%
200,000	BigBear.ai Holdings, Inc.(c)	6.0000	12/15/29	406,766
200,000	BlackLine, Inc.	1.0000	06/01/29	208,182
100,000	DigitalOcean Holdings, Inc.(c),(d)	0.0000	08/15/30	111,688
200,000	Nebius Group N.V.(c)	3.0000	06/05/31	464,850
800,000	Nebius Group N.V.(c)	2.7500	09/15/32	932,001
200,000	Nutanix, Inc.(c)	0.5000	12/15/29	225,640
				2,349,127
	SPECIALTY FINANCE — 2.4%
400,000	EZCORP, Inc.(c)	3.7500	12/15/29	732,400

	TECHNOLOGY SERVICES — 7.3%
550,000	Cleanspark, Inc.(c),(d)	0.0000	06/15/30	684,946
200,000	Euronet Worldwide, Inc.(c)	0.6250	10/01/30	191,000
500,000	MARA Holdings, Inc.(c),(d)	0.0000	06/01/31	475,791
550,000	Riot Platforms, Inc.(c)	0.7500	01/15/30	842,466
				2,194,203
	TOTAL CONVERTIBLE BONDS (Cost $7,181,799)			8,290,031

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.4%
	ASSET MANAGEMENT — 4.2%
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(c)	10.0000	11/15/29	1,260,403

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.4% (Continued)
	BIOTECH & PHARMA — 5.1%
1,000,000	1261229 BC Ltd.(c)	10.0000	04/15/32	$1,025,842
500,000	Harrow, Inc.(c)	8.6250	09/15/30	520,313
				1,546,155
	ENGINEERING & CONSTRUCTION — 0.5%
145,000	Tutor Perini Corporation(c)	11.8750	04/30/29	162,215

	ENTERTAINMENT CONTENT — 2.5%
478,000	AMC Networks, Inc.(c)	10.2500	01/15/29	504,111
250,000	Univision Communications, Inc.(c)	9.3750	08/01/32	266,710
				770,821
	FORESTRY, PAPER & WOOD PRODUCTS — 1.5%
600,000	Mercer International, Inc.	5.1250	02/01/29	442,720

	HOUSEHOLD PRODUCTS — 0.5%
150,000	Central Garden & Pet Company	4.1250	10/15/30	142,697

	LEISURE FACILITIES & SERVICES — 4.2%
750,000	Full House Resorts, Inc.(c)	8.2500	02/15/28	696,811
550,000	Odeon Finco PLC(c)	12.7500	11/01/27	571,230
				1,268,041
	METALS & MINING — 3.1%
166,000	Hecla Mining Company	7.2500	02/15/28	167,635
750,000	Nickel Industries Ltd.(c)	9.0000	09/30/30	762,275
				929,910
	OIL & GAS PRODUCERS — 0.6%
175,000	Occidental Petroleum Corporation	6.6000	03/15/46	183,153

	OIL & GAS SERVICES & EQUIPMENT — 4.6%
200,000	Nine Energy Service, Inc.	13.0000	02/01/28	100,854
1,517,000	Transocean, Inc.	6.8000	03/15/38	1,288,185
				1,389,039
	PUBLISHING & BROADCASTING — 0.9%
250,000	Gray Media, Inc.(c)	10.5000	07/15/29	270,319

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 58.4% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 2.1%
1,000,000	Office Properties Income Trust(c)	9.0000	09/30/29	$643,750

	RETAIL - DISCRETIONARY — 10.2%
1,065,000	Bed Bath & Beyond, Inc.(e)	5.1650	08/01/44	14,746
490,017	Carvana Company(c)	14.0000	06/01/31	555,125
1,000,000	Hertz Corporation (The)(c)	12.6250	07/15/29	1,061,110
1,283,000	Kohl’s Corporation	5.5500	07/17/45	840,114
825,000	Nordstrom, Inc.	5.0000	01/15/44	610,176
				3,081,271
	SOFTWARE — 8.3%
1,000,000	CoreWeave, Inc.(c)	9.0000	02/01/31	1,025,477
1,600,000	Pagaya US Holdings Company, LLC(c)	8.8750	08/01/30	1,497,245
				2,522,722
	SPECIALTY FINANCE — 6.6%
1,500,000	Atlanticus Holdings Corporation(c)	9.7500	09/01/30	1,481,242
500,000	Enova International, Inc.(c)	9.1250	08/01/29	526,739
				2,007,981
	TECHNOLOGY HARDWARE — 0.0%(b)
8,669,000	Energy Conversion Devices, Inc.(c)(d)(e)(f)(g)	0.0000	12/15/49	—

	TECHNOLOGY SERVICES — 3.5%
1,000,000	Unisys Corporation(c)	10.6250	01/15/31	1,066,301

	TOTAL CORPORATE BONDS (Cost $21,559,869)			17,687,498

Shares
	SHORT-TERM INVESTMENTS — 11.5%
	COLLATERAL FOR SECURITIES LOANED - 9.0%
2,716,560	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $2,716,560)(h)(i)			2,716,560

CATALYST/SMH HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 11.5% (Continued)
	MONEY MARKET FUNDS - 2.5%
760,929	First American Treasury Obligations Fund, Class X, 4.02% (Cost $760,929)(i)	$760,929

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,477,489)	3,477,489

	TOTAL INVESTMENTS - 107.7% (Cost $35,442,963)	$32,622,209
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7)%	(2,357,483)
	NET ASSETS - 100.0%	$30,264,726

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $2,654,467.

(b)	Percentage rounds to less than 0.1%.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 20,535,287 or 67.9% of net assets.

(d)	Zero coupon bond.

(e)	Represents issuer in default on interest payments; non-income producing security.

(f)	Illiquid security. The total fair value of these securities as of September 30, 2025 was $0, representing 0% of net assets.

(g)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(h)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $2,716,560 at September 30, 2025.

(i)	Rate disclosed is the seven day effective yield as of September 30, 2025.

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 48.2%
	ASSET MANAGEMENT - 26.4%
1,000	Apollo Global Management, Inc.(a)	$133,270
3,500	Ares Capital Corporation	71,435
39,034	Blue Owl Capital, Inc.	660,846
20,000	Capital Southwest Corporation(a)	437,200
11,000	Carlyle Group, Inc. (The)	689,699
7,087	Carlyle Secured Lending, Inc.	88,588
4,900	Crescent Capital BDC, Inc.	69,874
12,128	Main Street Capital Corporation(a)	771,219
200,742	Prospect Capital Corporation(a)	552,041
42,466	SuRo Capital Corporation	382,194
3,400	TPG, Inc.	195,330
70,337	Trinity Capital, Inc.(a)	1,088,817
49,500	US Global Investors, Inc., Class A	136,125
		5,276,638
	AUTOMOTIVE - 0.4%
6,200	Ford Motor Company	74,152

	INFRASTRUCTURE REIT - 1.2%
1,200	American Tower Corporation	230,784

	OIL & GAS PRODUCERS - 5.2%
23,298	Civitas Resources, Inc.	757,185
40,000	HighPeak Energy, Inc.(a)	282,800
		1,039,985
	REAL ESTATE INVESTMENT TRUSTS - 9.9%
600	Extra Space Storage, Inc.	84,564
7,947	Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	243,973
4,890	Innovative Industrial Properties, Inc.	262,006
33,631	NexPoint Diversified Real Estate Trust	124,097
5,000	Realty Income Corporation(a)	303,950
29,475	VICI Properties, Inc.	961,180
		1,979,770

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 48.2% (Continued)
	RETAIL - DISCRETIONARY - 1.9%
1,689	Dick’s Sporting Goods, Inc.	$375,330

	SPECIALTY FINANCE - 2.8%
26,000	Advanced Flower Capital, Inc.	99,580
1,600	OneMain Holdings, Inc.(a)	90,336
24,106	Rithm Capital Corporation	274,567
8,666	Sunrise Realty Trust, Inc.	90,040
		554,523
	TRANSPORTATION & LOGISTICS - 0.4%
700	Copa Holdings S.A., Class A	83,174

	TOTAL COMMON STOCKS (Cost $10,794,247)	9,614,356

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 20.7%
	INTERNET MEDIA & SERVICES — 5.2%
850,000	Lyft, Inc.(b),(c)	0.0000	09/15/30	1,029,775

	RETAIL - CONSUMER STAPLES — 1.1%
200,000	Hims & Hers Health, Inc.(b),(c)	0.0000	05/15/30	225,500

	SOFTWARE — 5.4%
300,000	BigBear.ai Holdings, Inc.(b)	6.0000	12/15/29	610,149
200,000	Nebius Group N.V.(b)	3.0000	06/05/31	464,850
				1,074,999
	SPECIALTY FINANCE — 1.4%
150,000	EZCORP, Inc.(b)	3.7500	12/15/29	274,650

	TECHNOLOGY SERVICES — 7.6%
550,000	Cleanspark, Inc.(b),(c)	0.0000	06/15/30	684,946
550,000	Riot Platforms, Inc., 0.750%, 01/15/30(b)	0.7500	01/15/30	842,466
				1,527,412

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)				Fair Value

	TOTAL CONVERTIBLE BONDS (Cost $3,362,250)			$4,132,336

Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS — 30.0%
	ASSET MANAGEMENT — 1.3%
250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation(b)	10.0000	11/15/29	252,081

	ENTERTAINMENT CONTENT — 0.8%
150,000	Univision Communications, Inc.(b)	9.3750	08/01/32	160,026

	LEISURE FACILITIES & SERVICES — 5.0%
500,000	Full House Resorts, Inc.(b)	8.2500	02/15/28	464,541
515,000	Odeon Finco PLC(b)	12.7500	11/01/27	534,879
				999,420
	OIL & GAS SERVICES & EQUIPMENT — 4.7%
250,000	Nine Energy Service, Inc.	13.0000	02/01/28	126,068
953,000	Transocean, Inc.	6.8000	03/15/38	809,255
				935,323
	REAL ESTATE INVESTMENT TRUSTS — 8.9%
1,112,000	MPT Operating Partnership, L.P. / MPT Finance Corporation	5.0000	10/15/27	1,078,315
1,096,000	Office Properties Income Trust(b)	9.0000	09/30/29	705,550
				1,783,865
	RETAIL - DISCRETIONARY — 8.5%
373,000	Bed Bath & Beyond, Inc.(d)	5.1650	08/01/44	5,164
490,017	Carvana Company(b)	14.0000	06/01/31	555,124
750,000	Hertz Corporation (The)(b)	12.6250	07/15/29	795,832
528,000	Kohl’s Corporation	5.5500	07/17/45	345,737
				1,701,857
	TECHNOLOGY HARDWARE — 0.0%
5,543,000	Energy Conversion Devices, Inc.(b)(c)(d)(e)(f)	0.0000	12/15/49	—

CATALYST/SMH TOTAL RETURN INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 30.0% (Continued)
	TECHNOLOGY SERVICES — 0.8%
150,000	Unisys Corporation(b)	10.6250	01/15/31	$159,945

	TOTAL CORPORATE BONDS (Cost $8,093,208)			5,992,517

Shares
	SHORT-TERM INVESTMENTS — 14.1%
	COLLATERAL FOR SECURITIES LOANED - 13.9%
2,779,240	Mount Vernon Liquid Assets Portfolio, 4.22% (Cost $2,779,240)(g)(h)			2,779,240

	MONEY MARKET FUNDS - 0.2%
41,359	First American Treasury Obligations Fund, Class X, 4.02% (Cost $41,359)(h)			41,359

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,820,599)			2,820,599

	TOTAL INVESTMENTS – 113.0% (Cost $25,070,304)			$22,559,808
	LIABILITIES IN EXCESS OF OTHER ASSETS - (13.0)%			(2,573,733)
	NET ASSETS - 100.0%			$19,986,075

BDC	- Business Development Company

L.P.	- Limited Partnership

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S.A.	- Société Anonyme

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $2,711,006.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 7,760,314 or 38.8% of net assets.

(c)	Zero coupon bond.

(d)	Represents issuer in default on interest payments; non-income producing security.

(e)	Illiquid security. The total fair value of these securities as of September 30, 2025 was $0, representing 0% of net assets.

(f)	The value of this security has been determined using significant unobservable inputs in good faith under policies of the Board of Trustees. The total of these securities is $0 or 0.0% of net assets.

(g)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $2,779,240 at September 30, 2025.

(h)	Rate disclosed is the seven day effective yield as of September 30, 2025.

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.1%
	FIXED INCOME - 90.1%
93,764	iShares 1-5 Year Investment Grade Corporate Bond	$4,972,305
119,165	PGIM Ultra Short Bond ETF	5,937,992
81,223	Vanguard Short-Term Corporate Bond ETF(c)	6,492,154
		17,402,451

	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,471,983)	17,402,451

	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
219,118	First American Treasury Obligations Fund, Class X, 4.02% (Cost $219,118)(a)	219,118

Contracts(b)		Broker/ Counterparty	Expiration Date	Exercise Price	Notional Value
	EQUITY OPTIONS PURCHASED - 17.5%
	CALL OPTIONS PURCHASED - 16.2%
35	SPDR S&P 500 ETF Trust	IB	01/16/2026	$570	$1,995,000	368,883
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	885,000	130,553
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	570	4,845,000	956,293
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	560	2,800,000	648,075
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,000,000	477,225
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	635	4,445,000	539,525
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,629,396)					3,120,554

	PUT OPTIONS PURCHASED - 1.3%
35	SPDR S&P 500 ETF Trust	IB	01/16/2026	$520	$1,820,000	$8,120
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	535	802,500	4,155
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	515	4,377,500	34,850
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	515	2,575,000	34,150
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	540	2,700,000	43,725
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	585	4,095,000	125,580
	TOTAL PUT OPTIONS PURCHASED (Cost - $653,524)					250,580

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,282,920)					3,371,134

CATALYST BUFFERED SHIELD FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Fair Value
TOTAL INVESTMENTS - 108.7% (Cost $19,974,021)	$20,992,703
CALL OPTIONS WRITTEN - (6.7)% (Premiums received - $444,891)	(1,296,828)
PUT OPTIONS WRITTEN - (2.2)% (Premiums received - $1,089,648)	(415,956)
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	43,209
NET ASSETS - 100.0%	$19,323,128

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN EQUITY OPTIONS - (8.9)%
	CALL OPTIONS WRITTEN- (6.7)%
35	SPDR S&P 500 ETF Trust	IB	01/16/2026	$640	$2,240,000	$153,703
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	670	1,005,000	33,030
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	650	5,525,000	386,580
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	635	3,175,000	338,300
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	675	3,375,000	197,300
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	715	5,005,000	187,915
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $444,891)					1,296,828

	PUT OPTIONS WRITTEN - (2.2)%
35	SPDR S&P 500 ETF Trust	IB	01/16/2026	$570	$1,995,000	$15,278
15	SPDR S&P 500 ETF Trust	IB	01/16/2026	590	885,000	8,678
85	SPDR S&P 500 ETF Trust	IB	03/20/2026	570	4,845,000	64,515
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	560	2,800,000	53,400
50	SPDR S&P 500 ETF Trust	IB	06/18/2026	600	3,000,000	79,625
70	SPDR S&P 500 ETF Trust	IB	09/18/2026	635	4,445,000	194,460
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $1,089,648)					415,956

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,534,539)					$1,712,784

ETF	- Exchange-Traded Fund

IB	- Interactive Brokers

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(c)	All or a portion of this security is segregated as collateral for options written.

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.8%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8%
49,280	Alternative Loan Trust Series 2006-J3 4A2		5.7500	05/25/26	$48,831
120,703	Alternative Loan Trust Series 2005-3CB 2A1		5.0000	03/25/35	110,255
34,008	Banc of America Funding Trust Series 2006-J 2A3(a)		4.5220	01/20/47	29,373
8,089	Banc of America Mortgage Trust Series 2005-G 4A2(a)		3.4800	08/25/35	7,135
394,963	Bear Stearns ALT-A Trust Series 2005-5 24A1(a)		4.6290	07/25/35	256,397
37,148	Bear Stearns ARM Trust Series 2004-7 1A1(a),(h)		0.0000	10/25/34	28,905
168,727	Bear Stearns ARM Trust Series 2006-4 2A1(a)		4.2580	10/25/36	148,955
79,398	ChaseFlex Trust Series 2006-1 A4(a)		6.3000	06/25/36	70,531
64,750	CHL Mortgage Pass-Through Trust Series 2005-HYB2 1A4(a)		5.3530	05/20/35	63,303
289,095	CHL Mortgage Pass-Through Trust Series 2006-HYB2 1A1(a)		5.3900	04/20/36	252,108
246,930	Citigroup Mortgage Loan Trust, Inc. Series 2007-6 1A1A(a)		4.9760	03/25/37	220,359
19,072	CSMC Mortgage-Backed Trust Series 2007-5 8A2		6.0000	09/01/26	18,992
2,999,202	CSMC Mortgage-Backed Trust Series 2006-7 9A5		1.3240	08/25/36	499,354
39,263	First Horizon Alternative Mortgage Securities Trust Series 2004-AA3 A1(a)		5.0990	09/25/34	40,092
6,855	First Horizon Alternative Mortgage Securities Trust Series 2005-AA6 2A1(a)		5.2860	08/25/35	4,700
77,884	GSMPS Mortgage Loan Trust Series 1998-5 A(a),(b)		4.2140	06/19/27	77,095
122,552	GSMPS Mortgage Loan Trust Series 1999-2 A(a),(b)		8.0000	09/19/27	122,099
148,216	GSR Mortgage Loan Trust Series 2003-5F 2A1		4.0000	08/25/32	146,009
30,343	GSR Mortgage Loan Trust Series 2004-6F 1A2		5.0000	05/25/34	30,371
562,140	GSR Mortgage Loan Trust Series 3F 2A5		5.7500	03/25/36	505,510
448,032	HSI Asset Loan Obligation Trust Series 2007-2 3A6		2.0910	09/25/37	139,801
480,692	IndyMac INDA Mortgage Loan Trust Series 2006-AR1 A3(a)		3.6470	08/25/36	374,789
117,874	IndyMac INDX Mortgage Loan Trust Series 2005-AR3 3A1(a)		4.0540	04/25/35	110,388
23,429	JP Morgan Mortgage Trust Series 2006-A2 2A2(a)		5.2360	04/25/36	20,533
8,269	MASTR Adjustable Rate Mortgages Trust Series 2003-5 4A1(a)		2.8380	11/25/33	7,533
351	MASTR Asset Securitization Trust Series 2005-1 1A1(g)		5.0000	Perpetual	193
685,659	Merrill Lynch Alternative Note Asset Trust Series 2007-A2 A3D(c)	TSFR1M + 0.714%	4.1300	03/25/37	24,460
46,553	Morgan Stanley Mortgage Loan Trust Series 2004-5AR 1A1(a)		6.3260	07/25/34	47,336
148,228	Morgan Stanley Mortgage Loan Trust Series 2006-2 2A4		5.7500	02/25/36	139,691
1,270,220	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2005-AP3 A3(a)		1.5260	08/25/35	551,270
43,220	Prime Mortgage Trust Series 2004-1 1A6		5.2500	08/25/34	42,959
66,745	RALI Series 2006-QS17 Trust Series 2006-QS17 A4		6.0000	12/25/36	55,985
1,327,206	Structured Asset Securities Corporation Series 1998-RF1 A(a),(b)		4.0720	04/15/27	1,325,749
1,273,328	Thornburg Mortgage Securities Trust Series 2007-2 A2A(c)	TSFR12M + 1.965%	4.4470	06/25/37	1,092,335
5,277,789	Thornburg Mortgage Securities Trust Series 2006-3 A1(a)		2.9990	06/25/46	3,083,715

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.8% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8% (Continued)
48,524	WaMu Mortgage Pass-Through Certificates Series 2005-AR18 2A1(a)		4.3830	01/25/36	$45,420
229,287	Wells Fargo Mortgage Backed Securities Series 2006-7 2A1		6.0000	06/25/36	208,436
					9,950,967
	HOME EQUITY — 13.4%
167,056	Amresco Residential Securities Corp Mortgage Loan Trust Series 1997-3 M2F(a)		3.6300	09/25/27	163,371
423,706	Bayview Financial Acquisition Trust Series 2007-A 2A(c)	TSFR1M + 0.639%	4.4960	05/28/37	402,707
381,400	Delta Funding Home Equity Loan Trust Series 1998-1 B1A(c)	TSFR1M + 2.004%	6.3300	05/25/30	323,633
184,628	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C M7(c)	TSFR1M + 2.739%	4.2520	03/25/35	153,205
927,142	Mastr Asset Backed Securities Trust Series 2003-OPT2 M4(c)	TSFR1M + 5.889%	3.6200	05/25/33	807,375
443,099	Mastr Asset Backed Securities Trust Series 2003-WMC2 M6(c)	TSFR1M + 6.114%	4.0200	08/25/33	466,434
5,827,783	Morgan Stanley Mortgage Loan Trust Series 2006-15XS A6B(d)		4.2530	11/25/36	4,629,653
167,479	NovaStar Mortgage Funding Trust Series 2004-1 M4(c)	TSFR1M + 1.577%	4.3660	06/25/34	161,711
609,972	Saxon Asset Sec Trust Mtg Ln Asset Bk Cert Series 2000-1 BF1(a)		1.7780	02/25/30	779,815
					7,887,904
	NON AGENCY CMBS — 24.6%
4,565,000	Citigroup Commercial Mortgage Trust Series 2015-GC35 D		3.2360	11/10/48	2,811,181
4,108,000	COMM Mortgage Trust Series 2013-CR12 C(a)		4.9600	10/10/46	454,848
5,726,000	GS Mortgage Securities Trust Series 2014-GC22 E(b)		3.5800	06/10/47	625,888
1,350,000	HMH Trust Series 2017-NSS E(b)		6.2920	07/05/31	104,625
127,617	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-WLDN A(b)		3.9100	05/05/30	126,023
1,250,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C32 D(a)		4.3400	11/15/48	132,694
4,413,218	Morgan Stanley Capital I Trust Series 2006-T21 C(a),(b)		5.1490	10/12/52	3,502,268
1,500,000	Morgan Stanley Capital I Trust Series 150E A(b)		3.9120	09/09/32	1,364,404
5,902,991	Starwood Retail Property Trust Series 2014-STAR A A(b),(c)	PRIME	7.4900	11/15/27	3,656,903
116,564	Wachovia Bank Commercial Mortgage Trust Series 2006-C24 E(a)		6.3130	03/15/45	114,759
3,000,000	WFRBS Commercial Mortgage Trust Series 2014-C22 E(b)		3.4500	09/15/57	568,575
1,145,000	WFRBS Commercial Mortgage Trust Series 2011-C4 E(a),(b)		5.1500	06/15/44	1,083,459
					14,545,627
	RESIDENTIAL MORTGAGE — 11.0%
2,548,967	Carrington Mortgage Loan Trust Series 2006-FRE2 A2(c)	TSFR1M + 0.234%	4.5600	10/25/36	1,960,021
246,381	Finance America Mortgage Loan Trust Series 2004-3 M4(c)	TSFR1M + 1.380%	3.3400	11/25/34	223,175
63,754	Home Equity Mortgage Loan Asset-Backed Trust Series 2006-D 2A3(c)	TSFR1M + 0.274%	4.4320	11/25/36	58,424
3,173,453	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2004-WCW2 M6(c)	TSFR1M + 2.289%	4.0900	10/25/34	2,835,705

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 65.8% (Continued)
	RESIDENTIAL MORTGAGE — 11.0% (Continued)
12,206,000	Structured Asset Securities Corp Mortgage Loan Series BNC1 A4(c)	TSFR1M + 1.614%	3.0300	10/25/37	$1,439,993
					6,517,318

	TOTAL ASSET BACKED SECURITIES (Cost $54,442,171)				38,901,816

	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.4%
2,185,466	Fannie Mae REMICS Series 2010-27 SG(c),(e)	-(SOFR30A+.114%) + 4.886%	0.5290	04/25/40	154,641
2,647,047	Fannie Mae REMICS Series 2011-117 SA(c),(e)	-(SOFR30A+.114%) + 6.436%	2.0790	11/25/41	348,553
88,233	Fannie Mae REMICS Series 2012-126 DI(e)		3.0000	11/25/27	1,829
667,690	Fannie Mae REMICS Series 2012-126 SJ(c),(e)	-(SOFR30A+.114%) + 4.886%	0.5290	11/25/42	43,390
2,258,028	Fannie Mae REMICS Series 2012-88 SB(c),(e)	-(SOFR30A+.114%) + 6.556%	2.1990	07/25/42	273,209
2,542,255	Fannie Mae REMICS Series 2014-6 SA(c),(e)	-(SOFR30A+.114%) + 6.486%	2.1290	02/25/44	305,243
1,895,975	Fannie Mae REMICS Series 2016-64 SA(c),(e)	-(SOFR30A+.114%) + 5.886%	1.5290	09/25/46	216,740
783,186	Fannie Mae REMICS Series 2017-112 SC(c),(e)	-(SOFR30A+.114%) + 6.150%	1.6790	01/25/48	98,369
423,396	Fannie Mae REMICS Series 2017-30 MI(e)		4.0000	02/25/44	11,652
508,360	Fannie Mae REMICS Series 2017-38 S(c),(e)	-(SOFR30A+.114%) + 6.100%	1.6290	05/25/47	64,248
19,105	Fannie Mae REMICS Series 2017-6 MI(e)		4.0000	08/25/44	794
11,378,751	Fannie Mae REMICS Series 2018-28 ID(a),(e)		2.0740	05/25/48	966,420
211,060	Fannie Mae REMICS Series 2020-16 SJ(c),(e)	-(SOFR30A+.114%) + 6.050%	1.5790	03/25/50	22,000
3,040,454	Fannie Mae REMICS Series 2021-56 IM(c),(e)	-0.67 x SOFR30A + 2.200%	0.0000	09/25/51	72,271
18,617,918	Fannie Mae REMICS Series 2021-69 JS(c),(e)	-SOFR30A + 2.550%	0.0000	10/25/51	194,096
10,307,226	Fannie Mae REMICS Series 2021-80 IA(e)		2.0000	11/25/51	1,262,851
646,788	Freddie Mac REMICS Series 3852 SW(c),(e)	-(SOFR30A+.114%) + 6.000%	1.5130	05/15/41	70,140
119,634	Freddie Mac REMICS Series 3980 TS(c),(e)	-(SOFR30A+.114%) + 6.500%	2.0130	09/15/41	15,458
575,718	Freddie Mac REMICS Series 4100 JI(e)		3.5000	10/15/41	60,258
86,276	Freddie Mac REMICS Series 4205 AI(e)		2.5000	05/15/28	1,882
5,250,294	Freddie Mac REMICS Series 4239 NI(c),(e)	-5.8333 x (SOFR30A+.114%) + 28.791%	3.2080	07/15/43	1,002,066
389,215	Freddie Mac REMICS Series 4314 SE(c),(e)	-(SOFR30A+.114%) + 6.050%	1.5630	03/15/44	42,549
300,431	Freddie Mac REMICS Series 4431 ST(c),(e)	-(SOFR30A+.114%) + 6.100%	1.6130	01/15/45	33,904

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.4% (Continued)
44,965	Freddie Mac REMICS Series 4449 PI(e)		4.0000	11/15/43	$3,178
170,693	Freddie Mac REMICS Series 4580 MI(e)		3.5000	02/15/43	1,471
4,588,079	Freddie Mac REMICS Series 4604 SA(c),(e)	-(SOFR30A+.114%) + 5.986%	1.6130	08/15/46	460,660
5,136,207	Freddie Mac REMICS Series 4639 GS(c),(e)		1.8650	03/15/36	304,550
17,270,559	Freddie Mac REMICS Series 5090 SA(c),(e)	-SOFR30A + 1.550%	0.0000	03/25/51	89,078
13,333,605	Freddie Mac REMICS Series 5177 AS(c),(e)	-SOFR30A + 3.150%	0.0000	12/25/51	143,250
2,058,405	Government National Mortgage Association Series 2011-100 SA(c),(e)	-(TSFR1M+.114%) + 5.336%	1.2000	07/20/41	196,263
9,223,879	Government National Mortgage Association Series 2011-99 DS(c),(e)	-(TSFR1M+.114%) + 5.986%	1.8390	07/16/41	955,999
144,889	Government National Mortgage Association Series 2012-36 QS(c),(e)	-(TSFR1M+.114%) + 6.506%	2.3700	03/20/42	13,903
124,153	Government National Mortgage Association Series 2014-118 AI(e)		3.5000	05/16/40	2,417
2,236,054	Government National Mortgage Association Series 2014-133 SA(c),(e)	-(TSFR1M+.114%) + 6.136%	1.9890	09/16/44	207,042
1,372,004	Government National Mortgage Association Series 2014-3 SE(c),(e)	-(TSFR1M+.114%) + 6.036%	1.8890	01/16/44	151,432
1,961,651	Government National Mortgage Association Series 2014-36 SY(c),(e)	-(TSFR1M+.114%) + 6.086%	1.9390	03/16/44	218,202
1,971,439	Government National Mortgage Association Series 2015-3 DS(c),(e)	-(TSFR1M+.114%) + 5.486%	1.3500	11/20/41	32,461
183,356	Government National Mortgage Association Series 2016-1 ST(c),(e)	-(TSFR1M+.114%) + 6.086%	1.9500	01/20/46	21,958
1,859,760	Government National Mortgage Association Series 2018-120 JS(c),(e)	-(TSFR1M+.114%) + 6.086%	1.9500	09/20/48	213,178
94,881	Government National Mortgage Association Series 2018-154 DI(e)		4.0000	01/20/45	821
2,963,467	Government National Mortgage Association Series 2018-154 HS(c),(e)	-(TSFR1M+.114%) + 6.086%	1.9500	11/20/48	334,774
18,411,641	Government National Mortgage Association Series 2019-112 AS(c),(e)	-(TSFR1M+.114%) + 3.296%	0.0000	09/20/49	278,828
9,346,827	Government National Mortgage Association Series 2019-20 ES(c),(e)	-(TSFR1M+.114%) + 3.676%	0.0000	02/20/49	201,505
1,518,831	Government National Mortgage Association Series 2019-22 SA(c),(e)	-(TSFR1M+.114%) + 5.486%	1.3500	02/20/45	139,886
290,582	Government National Mortgage Association Series 2021-89 JL		1.5000	05/20/51	157,706
37,056,177	Government National Mortgage Association Series 2022-121 SA(c),(e)	-SOFR30A + 3.690%	0.0000	07/20/52	556,302
13,499,315	Government National Mortgage Association Series 2022-22 PS(c),(e)	-SOFR30A + 3.650%	0.0000	08/20/51	268,293
15,888,016	Government National Mortgage Association Series 2022-93 AS(c),(e)	-SOFR30A + 4.150%	0.0000	05/20/52	631,423
1,319	Government National Mortgage Association Series 2024-4 IC(e)		7.0000	03/20/52	—
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $15,952,661)				10,847,143

CATALYST ENHANCED INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 15.5%
	MONEY MARKET FUNDS - 15.5%
9,161,400	First American Treasury Obligations Fund, Class X, 4.02% (Cost $9,161,400)(f)	$9,161,400

	TOTAL INVESTMENTS - 99.7% (Cost $79,556,232)	$58,910,359
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	177,711
	NET ASSETS - 100.0%	$59,088,070

REMIC	- Real Estate Mortgage Investment Conduit

PRIME	- Prime Rate by Country United States

SOFR30A	- United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR12M	- Secured Overnight Financing Rate 12 Month

TSFR1M	- Secured Overnight Financing Rate 1 Month

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2025 the total market value of 144A securities is 12,557,088 or 21.3% of net assets.

(c)	Variable rate security; the rate shown represents the rate on September 30, 2025.

(d)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at September 30, 2025.

(e)	Interest only securities.

(f)	Rate disclosed is the seven day effective yield as of September 30, 2025.

(g)	Maturity is not determined on this security, maturity will occur based on the maturity of the underlying bonds.

(h)	Zero coupon bond.